Filed Pursuant to Rule 485(b)
                                                     Registration No.  2-71299
                                                                       811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
         Pre-Effective Amendment No.  ______

         Post-Effective Amendment No.   94                                     X

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
         Amendment No.   97                                                    X

                           RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   909 A Street, Tacoma, Washington        98402
                   ------------------------------------ --------
                 (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



  Gregory J. Lyons, Associate General Counsel        John V. O'Hanlon, Esq.
          Russell Investment Company                      Dechert LLP
                 909 A Street                   200 Clarendon Street, 27th Floor
           Tacoma, Washington 98402               Boston, Massachusetts 02116
                 253-596-2406                             617-728-7100

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

         It is proposed that this filing will become effective
         (check appropriate box)

         (    )  immediately upon filing pursuant to paragraph (b)
         ( X  )  on February 16, 2007 pursuant to paragraph (b)
         (    )  60 days after filing pursuant to paragraph (a)(1)
         (    )  on __________________, pursuant to paragraph (a)(1)
         (    )  75 days after filing pursuant to paragraph (a)(2)
         (    )  on (date) pursuant to paragraph (a)(2) of rule 485.
         If appropriate, check the following box:
         (    )  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




THIS POST-EFFECTIVE AMENDMENT NO. 94 TO THE REGISTRATION STATEMENT OF RUSSELL INVESTMENT COMPANY (THE "REGISTRANT") IS BEING FILED FOR THE PURPOSE OF UPDATING CERTAIN INFORMATION FOR ONE SERIES OF THE REGISTRANT AND TO MAKE CERTAIN OTHER CHANGES TO THE REGISTRANT'S DISCLOSURE DOCUMENTS.

          RUSSELL FUNDS

          PROSPECTUS
          CLASS A, C, E AND S SHARES:
          GLOBAL EQUITY FUND







          FEBRUARY 16, 2007










          909 A STREET, TACOMA, WA 98402 o 800-787-7354

          As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                                  [RUSSELL LOGO]

                                Table of Contents


Risk/Return Summary............................................................
   Investment Objective, Principal Investment Strategies and
     Principal Risks...........................................................
   Performance.................................................................
   Fees and Expenses...........................................................
Management of the Funds........................................................

The Money Managers.............................................................
Investment Objective and Investment Strategies.................................
Risks..........................................................................
Portfolio Turnover.............................................................
Portfolio Disclosure...........................................................
Dividends and Distributions....................................................
Taxes..........................................................................
How Net Asset Value is Determined..............................................
Choosing a Class of Shares to Buy..............................................
Front-End Sales Charges........................................................
More About Deferred Sales Charges..............................................
Distribution and Shareholder Services Arrangements and Payments to
  Financial Intermediaries.....................................................
How to Purchase Shares.........................................................
Exchange Privilege.............................................................
Right to Reject or Restrict Purchase and Exchange Orders.......................
How to Redeem Shares...........................................................
Payment of Redemption Proceeds.................................................
Other Information About Share Transactions.....................................
Money Manager Information......................................................

                               RISK/RETURN SUMMARY

    Investment Objective, Principal Investment Strategies and Principal Risks

     The Fund has a non-fundamental investment objective which may be changed by the Board of Trustees of the Fund without shareholder approval.

GLOBAL EQUITY FUND

     Non-Fundamental  Investment  Objective

          Seeks to provide long term capital growth.

     Principal Investment Strategies

         The Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may also invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund uses the following principal investment styles intended to complement one another:

              o Growth Style  emphasizes  investments  in equity  securities  of companies with above-average earnings growth prospects.

              o Value  Style  emphasizes  investments  in equity  securities  of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

              o Market-Oriented  Style emphasizes  investments in companies from the broad equity market rather than focusing on the growth or value segments of the market and does not have a systematic bias towards either growth or value stocks.

     The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security's risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

     The Fund intends to be fully invested at all times.

     Please refer to the "Investment Objective and Investment Strategies" section later in this Prospectus for further details.

     Principal Risks

         An  investment  in the Global  Equity Fund,  like any  investment,  has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities (common and preferred stock), including international and emerging market securities, using a multi-manager approach, security selection and investing in a new fund.

         The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. Investments in preferred stock are subject to the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. This is a new Fund without an operating history, which may result in additional risk.

         Please refer to the "Risks" section later in this Prospectus for further details.

      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.
                                Fees and Expenses
      The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.



                                Shareholder Fees
                    (fees paid directly from your investment)


                                                                            Maximum Sales
                                                             Maximum Sales  Charge (Load)
                                                             Charge (Load)   Imposed on   Maximum
                                                               Imposed on    Reinvested Deferred Sales Redemption   Exchange
                                                               Purchases     Dividends  Charge (Load)    Fees**       Fees
Global Equity Fund Class A                                       5.75%          None        1.00%*        None        None
Global Equity Fund Classes  C, E and S.....................       None          None         None         None        None



  * There is a 1.00% deferred sales charge on redemption of Class A Shares made within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid and your Financial Intermediary was paid a commission by the Fund's Distributor.
  ** The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. For more information, please refer to the section "Payment of Redemption Proceeds."



                         Annual Fund Operating Expenses#
                  (expenses that are deducted from Fund assets)
                                (% of net assets)



                                                                   Acquired     Total      Less
                                          Distribution            Fund Fees  Annual Fund Fee Waivers         Net
                                Advisory    (12-b1)      Other      and      Operating  and Expense      Annual Fund
                                   Fee       Fees**    Expenses## Expenses## Expenses## Reimbursements Operating Expenses#
 Class A Shares*
      Global Equity Fund ***...  0.95%        0.25%    0.30%       0.00%      1.50%         0.00%             1.50%

 Class C Shares*
      Global Equity Fund ***...  0.95%        0.75%    0.55%       0.00%      2.25%         0.00%             2.25%

 Class E Shares*
      Global Equity Fund ***...  0.95%        0.00%    0.55%       0.00%      1.50%         0.00%             1.50%

 Class S Shares*
      Global Equity Fund ***...  0.95%        0.00%    0.30%       0.00%      1.25%         0.00%             1.25%


* "Other Expenses" includes a shareholder services fee of 0.25% of average daily net assets for Class C and E Shares, and an administrative fee of 0.05% of average daily net assets for Class A, Class C, Class E and Class S Shares.

** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class C and Class A Shares of the Fund may not exceed 6.25% and 7.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class C Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

***  Because the Global Equity Fund is a new fund, expenses have been estimated.

# If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

## Acquired Fund Fees and Expenses. In addition to the advisory and administrative fees payable by the Fund to RIMCo, since the Fund invests its cash reserves in one or more of RIC's money market funds pursuant to the terms and conditions of an exemptive order, the Fund will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to RIMCo. Currently, the cash reserves for the Fund are invested in RIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo on the cash reserves invested in RIC's Money Market Fund is 0.10% (net of fee waivers and reimbursements).

Example

      This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The  example  assumes  that you  invest  $10,000  in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current fee waivers contractually agreed to by RIMCo through February 29, 2008. The calculation of costs for the three year period takes such waivers into account only for the first year of the periods.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                               1 Year   3 Years

Class A Shares
   Global Equity Fund..........................   $153      $475
Class C Shares
   Global Equity Fund..........................    228       703
Class E Shares
   Global Equity Fund..........................    153       475
Class S Shares
   Global Equity Fund..........................    127       396

                             MANAGEMENT OF THE FUND

      The Fund's investment adviser is RIMCo, 909 A Street, Tacoma, Washington 98402. RIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2006, managed over $37.1 billion in 39 mutual fund portfolios. RIMCo was established in 1982 to serve as the investment management arm of Russell.

      The Russell Investment Company ("RIC") funds ("RIC Funds") are offered through certain banks (including bank trust departments), registered investment advisers, broker-dealers and other financial services organizations that have been selected by the Funds' adviser or distributor ("Financial Intermediaries"). Most RIC Funds are designed to provide a means for investors to use Russell Investment Management Company's ("RIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain RIMCo's and Russell's money manager research services. On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

      Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides RIMCo and the RIC Funds with the money manager research services that it provides to its other clients. The Fund does not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

      Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the U.S. in Fortune's corporate reputation survey published in 2006.

         Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of money managers. RIMCo utilizes the money manager research and other resources of Russell in providing services to the Fund. Russell's money manager research services include evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies. Fund assets are invested using a "multi-style, multi-manager diversification" technique.

      The Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Fund's administrator and investment adviser, performs the Fund's day to day corporate management and also evaluates and oversees the Fund's money managers as more fully described below. The Fund's money managers make investment decisions for the portion of the Fund assigned to it by RIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. RIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.

      RIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund. RIMCo allocates most of the Fund's assets to multiple money managers.

      RIMCo exercises investment discretion over the portion of the Fund's assets that RIMCo determines not to allocate to the money managers and for the Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of the Fund during transitions between money managers.

      RIMCo selects, subject to the approval of the Fund's Board, money managers for the Fund, allocates Fund assets among money managers, oversees the money managers and evaluates their performance results. The Fund's money managers select the individual portfolio securities for the assets assigned to them and either RIMCo or the money manager may arrange for execution of portfolio transactions.

      RIMCo's employee who manages the Global Equity Fund, oversees the money managers of the Global Equity Fund and has primary responsibility for the management of the Fund (the "RIMCo Manager") is:

      o Philip Hoffman, Portfolio Manager since June 2004. From 2000 to June 2004, Mr. Hoffman was a Senior Research Analyst where he headed the research of global equity managers.


      Please see the Fund's Statement of Additional Information for additional information about the RIMCo Manager's compensation, other accounts managed by the RIMCo Manager and the RIMCo Manager's ownership of securities in the Fund.


      Because the Fund is new, the Fund did not pay RIMCo any advisory fees in the last fiscal year. The annual rate of advisory and administrative fees will be paid to RIMCo monthly on a pro rata basis as a percentage of average daily net assets.


      In addition to the advisory and administrative fees payable by the Fund to RIMCo, since the Fund invests its collateral received in securities lending transactions in one or more of RIC's money market funds pursuant to the terms and conditions of an exemptive order, the Fund will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to RIMCo. Currently, the collateral for the Fund is invested in RIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo on the collateral invested in RIC's Money Market Fund is 0.10% (net of fee waivers and reimbursements).

      A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between RIMCo and the Fund will be available in the Fund's semiannual report to shareholders covering the period ended April 30, 2007.

                               THE MONEY MANAGERS

      The Fund allocates most of its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. Assets not allocated to money managers are managed by RIMCo. RIMCo, as the Fund's adviser, may change the allocation of the Fund's assets among money managers at any time. The Fund operates pursuant to an exemptive order received from the Securities and Exchange Commission (SEC) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. The Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Fund selects money managers based primarily upon the research and recommendations of RIMCo and Russell. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers' investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

      Each money manager has complete discretion to select portfolio securities for its segment of the Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific constraints developed from time to time by RIMCo. RIMCo develops such constraints for each money manager based on RIMCo's assessment of the money manager's expertise and investment style. By assigning more specific constraints to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Fund's officers, neither the Board, the officers, RIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                 INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

     The Fund has a non-fundamental investment objective which may be changed by the Board of Trustees of the Fund without shareholder approval.

GLOBAL EQUITY FUND

     Non-Fundamental  Investment  Objective

          Seeks to provide long term capital growth.

     Principal Investment Strategies

         The Global Equity Fund invests primarily in equity securities, including common stocks and preferred stocks, of companies located in a number of countries around the world, including the U.S., in a globally diversified manner. While the Fund spreads its investments across the globe, the money managers will select securities of companies which the money managers believe have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.

         The Fund may invest its assets in equity securities of companies that are located in emerging markets countries or that derive a majority of their revenues from operations in such countries. These countries include at present every country in the world except the United States, Canada, Japan, Australia, Singapore and Hong Kong and most countries located in Western Europe.

         The Fund invests primarily in large and medium capitalization companies, but also invests in small capitalization companies. However, the money managers do not select stocks based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. As of December 31, 2006, the market capitalization of companies in the Fund's benchmark, the MSCI World Index, an index which includes large, medium and small capitalization companies, ranged from approximately $456 billion to $235 million. The Fund may invest in companies and countries not included within the MSCI World Index.

         The  Fund  has  a  non-fundamental   policy  to  invest,  under  normal
         circumstances, at least 80% of the value of its net assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by RIMCo. The Fund uses the following principal investment styles intended to complement one another:

              o Growth Style  emphasizes  investments  in equity  securities  of companies with above-average earnings growth prospects.

              o Value  Style  emphasizes  investments  in equity  securities  of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.

              o Market-Oriented  Style emphasizes  investments in companies from the broad equity market rather than focusing on the growth or value segments of the market and does not have a systematic bias towards either growth or value stocks.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style, process, substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics.

         The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund may sell securities for a variety of reasons including to realize gains, limit losses or to make funds available for other investment opportunities. The Fund may also sell a security if there is a significant change to the security's risk/return profile or if a money manager determines that the security is no longer consistent with the investment strategies it pursues for the Fund.

         The Fund  intends  to be fully  invested  at all  times.

      Non-Principal Investment Strategies

         The Fund may purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") where an ADR or GDR provides better access to markets and higher liquidity. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund will invest primarily in sponsored ADRs and GDRs but may also invest in unsponsored ADRs and GDRs.

         The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the U.S. dollar price of a security that it plans to buy or sell. The Fund may also engage in foreign currency transactions for speculative purposes. Money managers may purchase or sell foreign currencies, mainly through the use of forward currency contracts, based on the money manager's judgment regarding the direction of the market for a particular foreign currency or currencies.

         The Fund may use equity derivatives such as warrants, stock options, futures or swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy.

         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain RIC money market funds. In addition to investing in such short-term investments, the Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.

         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or U.S. government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash reserves to the performance of appropriate markets.

                                      RISKS

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following section describes the types of risks that the Fund is subject to. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Fund and the investment practices employed by the Fund.

Principal Risks

Multi-Manager Approach

The investment styles employed by the Fund's money managers may not be complementary. The interplay of the various strategies employed by the Fund's multiple money managers may result in the Fund holding a concentration of certain types of securities. This concentration may be beneficial or detrimental to the Fund's performance depending upon the performance of those securities and the overall economic environment. The money managers selected for the Fund may underperform the market generally or other money managers that could have been selected for the Fund. The multi-manager approach could increase the Fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs.

Security Selection and Market Risk

The securities chosen by RIMCo or a money manager to be in the Fund's portfolio may decline in value. Security selection risk may cause the Fund to underperform other funds with similar investment objectives and investment strategies. Despite the Fund's strategy to achieve positive investment returns regardless of general market conditions, the value of the Fund's investments will change with market conditions, and so will the value of any investment in the Fund. Investment in the Fund could be lost or the Fund could underperform other investments.

Equity Securities

          o    Common Stocks

               The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

          o    Value Stocks

               Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

          o    Growth Stocks

               Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors' perceptions of the company, rather than on fundamental analysis of the stocks.

          o    Market-Oriented Investments

               Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.

          o    Preferred Stocks

               Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.

          o    Securities  of  Small  Capitalization Companies

               Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record. Small capitalization companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the performance of small capitalization companies can be more volatile, which may increase the volatility of a Fund's portfolio.

Non-U.S. Securities

The Fund's return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of the Fund's foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for the Fund's portfolio securities.

          o    Non-U.S. Equity Securities

               Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

          o    Emerging Market Countries

               Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which have less stability than those of more developed countries. These securities are particularly subject to a risk of loss from political instability. Emerging market securities are subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for the Fund's portfolio securities. The volatility of emerging markets can be significantly higher than other equity asset classes.

          o   Currency Risk

               Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Funds.

New Fund Risk

This is a new Fund without an operating history, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon, and risk tolerance before investing in any Fund.

Non-Principal Risks

Depositary Receipts

Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/ or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Derivatives (including Foreign Currency Hedging and Speculative Foreign Currency Transactions)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are described in more detail under "Other Financial Instruments Including Derivatives" in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or
possibly  greater  than,  the  risks  associated  with  investing   directly  in
securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Furthermore, regulatory requirements for the Fund to set aside assets to meet its obligations with respect to derivatives may result in the Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in the Fund needing to sell securities at a disadvantageous time. The Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Fund to be more volatile, and can result in significant losses. Certain derivatives have the potential for unlimited loss. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

Illiquid Securities

An illiquid security is one without an active secondary market, making it difficult for an owner of the security to sell it. The Fund may not be able to sell an illiquid security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.

Securities Lending

If a borrower of the Fund's securities fails financially, the Fund's recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral which could result in a loss to the Fund.

Fund of Funds Investment Risk

The Fund is used as an investment for funds of funds which have the same investment adviser as the Fund. The Fund may have a large percentage of its shares owned by such funds of funds. Should RIMCo change the fund of funds' investment strategies or investment allocations such that a fund of funds invests fewer of its assets in the Fund or the Fund is no longer used as an investment of a fund of funds, the Fund could experience large redemptions of its shares. If these large redemptions occur, the Fund could be required to sell portfolio securities before its money managers would otherwise decide to do so. Large redemptions in the Fund may also result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs.

                               PORTFOLIO TURNOVER

      The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Fund's money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for the Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when the Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Fund's portfolio turnover rate which may result in higher levels of realized gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs. When the Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for the Fund will be shown in the Financial Highlights tables in this Prospectus when they are available.

                              PORTFOLIO DISCLOSURE


      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

                           DIVIDENDS AND DISTRIBUTIONS

      The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.

Income Dividends

      The amount and frequency of distributions are not guaranteed; all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:

Declared                               Payable               Fund

Annually........................     Mid-December        Global Equity Fund


      An additional distribution of net investment income may be declared and paid by the Fund if required to avoid the imposition of a federal tax on the Fund.


Capital Gains Distributions

      The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains, if any, realized by the Fund in the prior fiscal year. An additional distribution may be declared and paid by the Fund if required to avoid the imposition of a federal tax on the Fund. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

      If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.

Automatic Reinvestment

      Your dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the record date to your Financial Intermediary.

                                      TAXES

      In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

      If you are an individual investor, a portion of the dividends you receive from the Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

      When you sell or exchange Shares, you may have capital gains or losses. Any losses you incur if you sell or exchange Shares that you have held for six months or less will be treated as long-term capital losses, but only to the extent that the Fund has paid you long-term capital gains dividends with respect to those Shares during that period. The tax rate on any gains from the sale or exchange of your Shares depends on how long you have held your Shares.

      The Fund makes no representation as to the amount or variability of the Fund's capital gains distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

      Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate taxes. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains earned by the Fund. Also, for that same three-year period, U.S. estate taxes may not apply to that portion of Shares held by a non-U.S. investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

      When the Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets at the close of its taxable year is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders who may then (subject to limitations) claim a foreign tax credit.

      If you are a corporate investor, a portion of the dividends from net investment income paid by the Global Equity Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

      By law, the Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

      The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

      Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

      The net asset value per share is calculated for Shares of each Class of the Fund on each business day on which Shares are offered or redemption orders are tendered. A business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. The Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of the Fund's assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Fund or an authorized Fund agent. See "How to Purchase Shares," "How to Redeem Shares" and "Exchange Privilege" for more information.

Valuation of Portfolio Securities

      The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Under the Board-approved Securities Valuation Procedures, the Board has delegated the day-to-day valuation functions to RIMCo. However, the Board retains oversight over the valuation process. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

      Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or dealers (when permitted by the Market Value Procedures).

      If market quotations are not readily available for a security or if a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. Significant events that are considered in determining whether reliable market quotations for portfolio instrument are readily available include but are not limited to: a material market movement of the U.S. Securities Market (defined in the Fair Value Procedures as the movement by any two of four major U.S. Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all markets closed combined); a company event such as a material business development; a natural disaster or emergency situation; or an armed conflict.

      This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.

      RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities.

      Because foreign securities can trade on non-business days, the net asset value of the Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

                        CHOOSING A CLASS OF SHARES TO BUY

      The Fund offers more than one class of shares. Each class of shares has different expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

COMPARING THE FUND'S CLASSES

      Your Financial Intermediary can help you decide which class of Shares meets your goals. Your Financial Intermediary may receive different compensation depending upon which class you choose.

      Each Class of Shares has its own sales charge and expense structure, which enables you to choose the Class of Shares (and pricing) that best meets your specific needs and circumstances. In making your decision regarding which Class of Shares may be best for you to invest in, please keep in mind that your Financial Intermediary may receive different compensation depending on the Class of Shares that you invest in and you may receive different services in connection with investments in different Classes of Shares. You should consult with your Financial Intermediary about the comparative pricing and features of each Class, the services available for shareholders in each Class, the compensation that will be received by the Financial Intermediary in connection with each Class and other factors that may be relevant to your decision as to which Class of Shares to buy.

Class A Shares
Initial sales charge....................          Up to 5.75%;  reduced,  waived
                                                  or    deferred    for    large
                                                  purchases      and     certain
                                                  investors.
Deferred Sales Charge...................          1.00% on  redemptions of class
                                                  A Shares made within 12 months
                                                  of  a  purchase  on  which  no
                                                  front-end   sales  charge  was
                                                  paid   and   your    Financial
                                                  Intermediary    was   paid   a
                                                  commission   by   the   Funds'
                                                  Distributor
Annual 12b-1 fees and Service Fees......          Up to 0.25% of  average  daily
                                                  assets

Class C Shares
Initial sales charge....................          None
Deferred Sales Charge...................          None
Annual 12b-1 fees and Service Fees......          Up to 1.00% of  average  daily
                                                  assets

Class E Shares
Initial sales charge....................          None
Deferred Sales Charge...................          None
Annual 12b-1 fees and Service Fees......          Up to 0.25% of  average  daily
                                                  assets

Class S Shares
Initial sales charge....................          None
Deferred Sales Charge...................          None
Annual 12b-1 fees and Service Fees......          None

                             FRONT-END SALES CHARGES

Class C, E and S Shares

         Class C, E and S Shares of the Fund are sold without an initial sales charge.

 Class A Shares

         Class A Shares are sold at the offering price, which is the net asset value plus a front-end sales charge. You pay a lower front-end sales charge as the size of your investment increases to certain levels. You do not pay a front-end sales charge on the Fund's distributions of dividends or capital gains you reinvest in additional Class A Shares

         The table below shows the rate of front-end sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of compensation that is paid to your Financial Intermediary out of the front-end sales charge. This compensation includes commissions to Financial Intermediaries that sell Class A Shares. Financial Intermediaries may also receive the distribution fee payable on Class A Shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A Shares serviced by them.




                                                 Front-end sales charge
                                                        as % of
                                           -----------------------------------  Financial Intermediary
Amount of                                  Offering Price      Net amount           commission as
Purchase                                                        Invested           % of offering price
-------------------                        -----------------------------------  -------------------------

Less than $50,000..........................          5.75            6.10                 5.00
$50,000 but less than $100,000.............          4.50            4.71                 3.75
$100,000 but less than $250,000............          3.50            3.63                 2.75
$250,000 but less than $500,000............          2.50            2.56                 2.00
$500,000 but less than $1,000,000..........          2.00            2.04                 1.60
$1,000,000 or more.........................           -0-             -0-              up to 1.00


      Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds (other than money market funds). However, if your Financial Intermediary was paid a commission by the Fund's Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

       Reducing Your Front-End Sales Charge. To receive a reduced front-end sales charge on purchases of Class A Shares as described below, you must notify your Financial Intermediary of your ability to qualify for a reduced front-end sales charge at the time your order for Class A Shares is placed.

       Front-end Sales Charge Waivers. Purchases of Class A Shares may be made at net asset value without a front-end or back-end sales charge in the following circumstances. There is no commission paid to the Financial Intermediaries for shares purchased under the following circumstances:

        1. Sales to RIC trustees and employees of Russell (including retired trustees and employees), to the immediate families (as defined below) of such persons, or to a pension, profit-sharing or other benefit plan for such persons
        2. Offers of Class A Shares to any other investment company to effect the combination of such company with a fund by merger, acquisition of assets or otherwise
        3.  Sales to employer sponsored Defined Contribution plans
        4.  Sales to  endowments  or  foundations  with $50  million  or more in assets
        5. Sales to current/retired registered representatives of broker-dealers having sales agreements with the Fund's Distributor to sell Class A Shares of the Fund and sales to a current spouse or the equivalent thereof, child, step-child (with respect to current union only), parent, step-parent or parent-in-law of such registered representative or to a family trust in the name of such registered representative
        6.  Accounts managed by a member of Russell Investment Group
        7. Shares purchased by tax-exempt organizations (as defined in Section 501(c)(3) of the IRC)
        8. Shares purchased through accounts that are part of certain qualified fee-based programs.

       If you want to learn more about front-end sales charge waivers, contact your Financial Intermediary.

     Aggregated Investments. The following types of accounts may be combined to qualify for reduced front-end sales charge including purchases made pursuant to rights of accumulation or letter of intent as described below:

         The following accounts owned by you and/or a member of your immediately family (as defined below):

            a.  Accounts held individually or jointly

            b. Those established under the Uniform Gift to Minors Act or Uniform Transfer to Minors Act

            c. IRA accounts and certain single participant retirement plan accounts

            d.  Solely controlled business accounts

            e. Trust accounts controlled by or benefiting you or a member of your immediate family

        Purchases made in nominee or street name accounts may NOT be aggregated with those made for other accounts and may NOT be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

        For purposes of aggregated investments, your immediate family includes your spouse, or the equivalent thereof, and your children and step-children under the age of 21.

       Rights of Accumulation ("ROA"). You may combine current purchases of any RIC Fund (other than money market funds) with the value of your existing holdings of all RIC Funds (other than money market funds) to determine your current front-end sales charge. You must notify your Financial Intermediary at the time an order is placed for a purchase or purchases which would qualify for the reduced front-end sales charge due to existing investments or other purchases. The reduced front-end sales charge may not be applied if such notification is not furnished at the time of the order.

       For purchases to be aggregated for the purpose of qualifying for the ROA, they must be made on the same day through one Financial Intermediary. Your Financial Intermediary may require certain information to verify that the purchase qualifies for the reduced front-end sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional information is available from your Financial Intermediary.

         Letter of Intent ("LOI"). A non-binding LOI allows you to combine purchases of Shares of any RIC Funds (other than money market funds) you intend to make over a 13-month period with the market value of your current RIC Fund holdings (other than money market funds) to determine the applicable front-end sales charge. A portion of your account (up to 5%) will be held in escrow to cover additional Class A front-end sales charges that may be due. If you purchase less than the amount specified in the LOI and the LOI period expires or a full-balance redemption is requested during the LOI period, shares in your account will be automatically redeemed to pay additional front-end sales charges that may be due.

         Exchange Privilege. Generally, exchanges between Class A Shares of the RIC Funds are not subject to a front-end sales charge. Exchanges may have the same tax consequences as ordinary sales and purchases. Please contact your Financial Intermediary and/or tax adviser for more detailed information.

         Reinstatement Privilege. You may reinvest an amount equal to all or a portion of the redemption proceeds from a redemption of Class A Shares of the Fund into any Class A Shares Fund (except the RIC Money Market Fund) at the net asset value next determined after receipt of your purchase order in proper form if such reinvestment is made within 90 days of such redemption. You must reinstate Class A Shares into an account with the same registration. This privilege may be exercised only once per calendar year by a shareholder with respect to the Fund and certain restrictions may apply. For purposes of the deferred sales charge on Class A Shares, the holding period will continue as if the Class A Shares had not been redeemed.

      The Fund makes available free of charge, on the Fund's website at www.russell.com, information about sales charges and sales charge waivers. The Fund's website includes hyperlinks that facilitate access to this information.

                        MORE ABOUT DEFERRED SALES CHARGES

      You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Fund's Distributor on Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%. The 1.00% is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption. Class A Shares not subject to a deferred sales charge (those issued upon reinvestment of dividends or capital gains) are redeemed first followed by the Class A Shares you have held the longest. Exchanges within the Class A Shares of the RIC Funds are not subject to a deferred sales charge.


      The deferred sales charge may be waived on:

        o shares sold within 12 months following the death or disability of a shareholder
        o   redemptions   made  in   connection   with  the   minimum   required
            distribution from retirement plans or IRAs upon the attainment of age 70 1/2
        o as part of a systematic withdrawal plan equaling no more than 1% of the account value per any monthly redemption
        o   involuntary redemptions
        o redemptions of Class A Shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise

      All waivers of deferred sales charges are subject to confirmation of your status or holdings.

      If you want to learn more about deferred sales charges, contact your Financial Intermediary.


                          DISTRIBUTION AND SHAREHOLDER
                              SERVICES ARRANGEMENTS
                    AND PAYMENTS TO FINANCIAL INTERMEDIARIES

      The Fund offers multiple Classes of Shares in this Prospectus: Class A Shares, Class C Shares, Class E Shares and Class S Shares.

      Class A Shares participate in the Fund's Rule 12b-1 distribution plan. Under the distribution plan, the Fund's, Class A shares pay distribution fees of 0.25% annually for the sale and distribution of Class A shares. The distribution fees are paid out of the Fund's Class A Shares assets on an ongoing basis, and over time will increase the cost of your investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.

      Class C Shares participate in the Fund's Rule 12b-1 distribution plan and in the Fund's shareholder services plan. Under the distribution plan, the Fund's Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Fund's Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Fund's Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.

      Class E Shares participate in the Fund's shareholder services plan. Under the shareholder services plan, the Fund's Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Fund's Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Fund.

      Class S Shares participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.

      Financial Intermediaries may receive distribution compensation from the Fund's Distributor with respect to Class A Shares of the Fund pursuant to the Fund's Rule 12b-1 distribution plan. Financial Intermediaries may receive distribution compensation and shareholder services compensation from the Fund's Distributor with respect to Class C Shares of the Fund pursuant to the Fund's Rule 12b-1 distribution plan and the Fund's shareholder services plan. Financial Intermediaries may receive shareholder services compensation from the Fund's Distributor with respect to Class E Shares of the Fund pursuant to the Fund's shareholder services plan. These payments are reflected in the fees and expenses listed in the annual fund operating expenses table earlier in the Prospectus.

       In addition to the foregoing payments, RIMCo, in its capacity as the Fund's transfer agent or Adviser, or the Fund's Distributor may make cash payments, from its own resources, to key Financial Intermediaries (including those who may offer Fund Shares through specialized programs such as tax deferred retirement programs) in recognition of, or to pay a portion of costs related to, marketing, account consolidation, transaction processing and/or administrative services support. These compensation arrangements may vary by Financial Intermediary and may increase as the dollar value of Fund Shares held through a particular Financial Intermediary increases. Because these payments are not made by the Fund, these payments are not reflected in the fees and expenses listed in the annual fund operating expenses table.

       RIMCo or the Fund's Distributor may pay or allow other promotional incentive payments to Financial Intermediaries to the extent permitted by the rules adopted by the Securities and Exchange Commission and the National Association of Securities Dealers relating to the sale of mutual fund shares.

       To enable Financial Intermediaries to provide a higher level of service and information to prospective and current Fund shareholders, RIMCo also offers them a range of complimentary software tools and educational services. RIMCo provides such tools and services from its own resources.

       Ask your Financial Intermediary for additional information as to what compensation, if any, it receives from the Fund, the Fund's Distributor or RIMCo.


                             HOW TO PURCHASE SHARES

      Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call 800-787-7354 for assistance in contacting an investment professional near you.

         There is currently no required minimum initial investment for the Fund. However, the Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.
         If you purchase, redeem, exchange or hold Shares through a Financial Intermediary, your Financial Intermediary may charge you transaction-based fees, activity based fees and other fees for its services based upon its own policies and procedures. Those fees are retained entirely by your Financial Intermediary and no part of those fees are paid to RIMCo, the Fund's Distributor or the Fund. Please contact your Financial Intermediary for more information about these fees as they may apply to your investments and your accounts.

      You may purchase Shares through a Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Purchase orders are processed at the next net asset value per share calculated after the Fund receives your order in proper form (as determined by your Financial Intermediary). The Fund will close early if the NYSE closes early. Any purchase order received after the close of the NYSE will be processed on the following business day at the next calculated net asset value per share.

       For Class A Shares: You must place purchase orders for Class A Shares through a Financial Intermediary in U.S. dollars. Specific payment arrangements should be made with your Financial Intermediary. However, exceptions may be made by prior special arrangement.

      For Class C, Class E and Class S Shares: All purchases must be made in U.S. dollars. Checks must be drawn on U.S. banks and made payable to "Russell Investment Company" or as otherwise instructed by your Financial Intermediary. The Fund may reject purchase orders if a payment check does not clear the bank or payment does not arrive in proper form by the settlement date. Generally, the settlement date is the first business day following receipt by the Fund of your order. However, Financial Intermediaries settling through National Securities Clearing Corporation, or in limited circumstances with prior arrangement with the Fund, may settle trades on the third business day following receipt by the Fund of your order. If you fail to properly settle a purchase, you will be responsible for any resulting loss to the Fund (i.e. any difference in the net asset value between the trade date and the settlement date). In the case of insufficient funds checks, an overdraft charge may also be applied. Third party checks are generally not accepted, however exceptions may be made by prior special arrangements with certain Financial Intermediaries. Cash, checks drawn on credit card accounts, cashiers checks, money orders, traveler checks, and other cash equivalents will not be accepted.

      Customer Identification Program: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy Shares of the Fund, the Fund or your Financial Intermediary will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Fund to identify you. If the Fund or your Financial Intermediary are unable to adequately identify you within the time frames set forth in the law, your Shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Offering Dates and Times

      Orders must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Purchases can be made on any day when Shares are offered. An authorized Fund agent is an entity contractually designated by RIMCo to receive and accept orders for the purchase and redemption of Shares of the Fund. Some, but not all, Financial Intermediaries are authorized Fund agents, and some, but not all, authorized Fund agents are Financial Intermediaries. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be credited.

Order and Payment Procedures

      Generally, you must place purchase orders for Shares through your Financial Intermediary. You may pay for your purchase by mail or funds transfer. Please contact your Financial Intermediary for instructions on how to place orders and make payment to the Fund.

Automated Investment Program

      For Class A Shares: Your Financial Intermediary may offer an automated investment program. Contact your Financial Intermediary for further information.

      For Class C, Class E and Class S Shares: If you invest through certain Financial Intermediaries, you may choose to make regular investments (with a minimum of $25 per Fund) in an established account on a monthly, quarterly, semiannual, or annual basis by automatic electronic funds transfer from an account held within U.S. financial institutions that are members of the Federal Reserve System. Depending on the capabilities of your Financial Intermediary, a separate transfer may be made for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program.

                               EXCHANGE PRIVILEGE

How to Exchange Shares

      Shares of the Fund offered by this Prospectus may only be exchanged for shares of a RIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other RIC Funds, contact your Financial Intermediary.

      Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing times may vary, to find out when your account will be credited or debited. To request an exchange in writing, please contact your Financial Intermediary.

      For Class A Shares, exchanges must be made through your Financial Intermediary.

      An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or losses may be realized. Please consult your tax adviser for more information.


Systematic Exchange Program

      If you invest in Class A Shares, your Financial Intermediary may offer a systematic exchange program. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

      If you invest in Class C, Class E or Class S Shares, and if you invest through certain Financial Intermediaries, the Funds offers a systematic exchange program which allows you to redeem Shares from one or more Funds and purchase Shares of certain other RIC Funds. Systematic exchanges may be established to occur on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic exchange program, please contact your Financial Intermediary.

       A systematic exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gains or loss may be realized. Please consult your tax adviser for more information.

                           RIGHT TO REJECT OR RESTRICT
                          PURCHASE AND EXCHANGE ORDERS

      The Fund discourages frequent purchases and redemptions of Fund Shares by Fund shareholders. The Fund does not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. The Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason, including transactions representing frequent trading. For example, the Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of the Fund's portfolio or otherwise not be in the Fund's best interests. In the event that the Fund rejects an exchange request, the Fund will not process the purchase side of the exchange and will seek additional instructions from the Financial Intermediary regarding whether or not to proceed with the redemption side of the exchange. The Fund's frequent trading policies have been approved by the Fund's Board of Trustees.

Frequent Trading Policies and Limitations on Trading Activity

      Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as "market timing," is not knowingly permitted by the Fund. Frequent traders and market-timers should not invest in the Fund. The Fund is intended for long-term investors.

      The Fund, subject to the limitations described below, takes steps reasonably designed to curtail frequent trading practices by investors or Financial Intermediaries.

      The Fund has a tiered approach to monitoring for impermissible frequent trading (i.e. frequent trading considered by the Fund not to be for long-term investment purposes). First, the Fund monitors for redemptions made within 60 days of purchase on a "first-in, first-out" basis. Second, the Fund monitors for a "round trip" trade in a 30 day period. A round trip is a purchase or exchange into the Fund and a subsequent redemption or exchange out of the Fund (or vice versa).

      If either of these monitoring activities detects an account whose trading activity falls within the above described categories, the Fund will take the following steps:

      o Review the trading history for that account to determine if two round trips have occurred in a 90 day period to establish whether the pattern of trading activity may constitute impermissible frequent trading.
      o If a potential impermissible frequent trading pattern has been identified, the Fund will contact the Financial Intermediary to remind that Financial Intermediary of the Fund's frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Fund will exercise its right to restrict or reject purchase and exchange orders.
      o The Fund will continue to monitor trading activity in the account and if a third round trip is detected, the Fund will again contact the Financial Intermediary to remind that Financial Intermediary of the Fund's frequent trading policy and to notify the Financial Intermediary that if the trading pattern continues, the Fund will exercise its right to restrict or reject purchase and exchange orders.
      o The Fund will continue to monitor trading activity in the account and if another round trip occurs, the Fund will generally exercise its right to restrict or reject all purchase and exchange orders for that Financial Intermediary. However, if the Financial Intermediary does not have the ability to control the trading activity of the shareholder in question due to retirement plan exchange limits, ERISA considerations or Department of Labor regulations or if the termination of the Financial Intermediary's trading relationship with the Fund may not be in the best interest of the Fund or its shareholders, the Fund will seek the advice of legal counsel regarding how to proceed in this situation and will provide a report to the Board of Trustees regarding the situation and its resolution.

      The Fund, through its agents, will use their best efforts to exercise the Fund's right to restrict or reject purchase and exchange orders as described above.

      These trading limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. These trading limits are subject to the Fund's ability to monitor trading activity as described below. Automated or pre-established exchange, asset allocation and dollar cost averaging long-term investment programs of Financial Intermediaries are not subject to these trading limitations.

      The Fund will make best efforts to enforce the policy described above, however there may be limitations on the ability of the Fund to detect and curtail frequent trading practices for a significant percentage of the Fund's shareholders, depending on the structure of the Fund's shareholder accounts. In applying the policy on limitations on trading activity, the Fund considers the information available to it at the time and reserves the right to consider trading history in any RIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges. This policy will not affect any shareholder's redemption rights.

Risks of Frequent Trading

      Short-term or excessive trading into and out of the Fund may harm the Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Fund uses strategies to ensure that the Fund is fully invested, maintenance of a higher level of cash balances would not decrease the Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

      Additionally, to the extent that the Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Fund that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that the Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.

      Because certain small cap equity securities may be traded infrequently, to the extent that the Fund invests significantly in small cap equity securities investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.

Limitations on the Ability to Detect and Curtail Frequent Trading

      The Fund will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. These circumstances include:

      o Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent frequent trading, there is no guarantee that the Fund or its agents will be able to identify each such shareholder or curtail their trading practices.
      o The ability of the Fund and its agents to detect and curtail frequent trading activity may also be limited by operation systems and technological limitations.
      o The Fund generally receives purchase, exchange and redemption orders through Financial Intermediaries and cannot always know or reasonably detect frequent trading which may be facilitated by certain Financial Intermediaries.
      o Omnibus account arrangements are common forms of holding Fund Shares, particularly among certain Financial Intermediaries such as brokers and retirement plans. These arrangements permit the Financial Intermediary to aggregate their clients' transactions and ownership positions into one account with the Fund. Generally, in these circumstances, the identities of individual shareholders are not known to the Fund.


                              HOW TO REDEEM SHARES

      Shares may be redeemed through your Financial Intermediary on any business day of the Fund (a day on which the NYSE is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after the Fund receives an order in proper form as determined by your Financial Intermediary. The Fund will close early if the NYSE closes early. Any redemption requests received following an early closure will be processed on the following business day at the next calculated net asset value per share. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure that the Fund has received payment for your purchase.

Redemption Dates and Times

      Redemption requests must be received by the Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions on how to place redemption requests. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary when your account will be debited.

Systematic Withdrawal Program

      For Class A Shares: Your Financial Intermediary may offer a systematic withdrawal program. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

      For Class C, Class E and Class S Shares: If you invest through certain Financial Intermediaries, the Fund offers a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please contact your Financial Intermediary. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it may be a taxable transaction.

         You may discontinue the systematic  withdrawal  program,  or change the
amount  and  timing  of  withdrawal   payments  by  contacting   your  Financial
Intermediary.

                         PAYMENT OF REDEMPTION PROCEEDS

      Payment will ordinarily be made within seven days of receipt of your request in proper form. The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

      For Class A Shares: When you redeem your Shares, the Fund will pay your redemption proceeds to your Financial Intermediary for your benefit within seven days after the Fund receives the redemption request in proper form.

      For Class C, Class E and Class S Shares: Your redemption proceeds will be paid in one of the following manners: (1) if you invest through certain Financial Intermediaries, your redemption proceeds will be sent directly to your Financial Intermediary who will then settle the redemption with you as agreed between you and your Financial Intermediary; (2) a check for the redemption proceeds may be sent to the shareholder(s) of record at the address of record within seven days after the Fund receives a redemption request in proper form; or (3) if you have established the electronic redemption option, your redemption proceeds can be (a) wired to your predesignated bank account on the next bank business day after the Fund receives your redemption request in proper form or
(b) sent by Electronic Funds Transfer (EFT) to your predesignated bank account on the second business day after the Fund receives your redemption request in proper form. On Federal Reserve holidays, funds will settle on the next day the Federal Reserve is open. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions, and your bank may charge an additional fee to receive the wire. The Fund will always charge a fee when sending an international wire transfer. The Fund reserves the right to charge a fee when sending a domestic wire transfer for redemptions. The Fund does not charge for EFT though your bank may charge a fee to receive the EFT. Wire transfers and EFTs can be sent to U.S. financial institutions that are members of the Federal Reserve System.

                   OTHER INFORMATION ABOUT SHARE TRANSACTIONS

Written Instructions

      For Class A Shares: Written instructions must be in proper form as determined by your Financial Intermediary.

      For Class C, Class E and Class S Shares: The Fund requires that written instructions be in proper form and reserve the right to reject any written instructions that are not in proper form. Your Financial Intermediary will assist you in preparing and submitting transaction instructions to the Fund to insure proper form. Generally, your instructions must include:

        o   The Fund name and account number

        o   Details related to the transaction including type and amount

        o   Signatures of all owners exactly as registered on the account

        o   Any supporting legal documentation that may be required

Responsibility for Fraud

         Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account confirmations or statements that the Fund or your Financial Intermediary sends you. Contact your Financial Intermediary immediately about any transactions that you believe to be unauthorized.

Signature Guarantee

      For Class C, Class E and Class S Shares: The Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to, requests for transactions or address maintenance. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. If a signature guarantee is required, the Fund will only accept STAMP2000 Medallion Imprints. Contact your Financial Intermediary for assistance in obtaining a signature guarantee.

In-Kind Exchange of Securities

      RIMCo, in its capacity as the Fund's investment adviser, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies, and limitations of the appropriate Fund; have a readily ascertainable market value; be liquid; not be subject to restrictions on resale; and have a market value, plus any additional monetary investments, equal to at least $100,000.

      Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize gains or losses on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

      The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

Redemption In-Kind

      The Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. The Fund reserves the right to pay for any portion of a redemption amount less than $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash, where a shareholder's pattern of redemptions is, in the opinion of the Fund, an attempt to circumvent the Fund's redemption in-kind policy. It is possible that an in-kind distribution of portfolio securities could include illiquid securities. Illiquid securities may not be able to be sold quickly and at a fair price, which could cause you to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Uncashed Checks

      For Class C, Class E and Class S Shares: Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check, the Fund will act to protect themselves and you. This may include restricting certain activities in your account until the Fund is sure that they have a valid address for you. After 180 days, the Fund will no longer honor the issued check and, after attempts to locate you, the Fund will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Registration of Fund Accounts

      Many brokers, employee benefit plans and bank trusts combine their clients' holdings in a single omnibus account with the Fund held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, the Fund may have records only of that Financial Intermediary's omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                            MONEY MANAGER INFORMATION

      The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIC, other RIC funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Russell Trust Company. The Fund may engage or terminate a money manager at any time, subject to the approval of the Fund's Board of Trustees, without a shareholder vote. A complete list of current money managers for the Fund can also be found at www.Russell.com. Assets not allocated to money managers are managed by RIMCo.

                               Global Equity Fund


         Altrinsic Global Advisors, LLC, 100 First Stamford Place, 6th Floor East, Stamford, CT 06902.


         ClariVest Asset Management, LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.


         T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.


      When considering an investment in the Fund, do not rely on any information unless it is contained in this Prospectus or in the Fund's Statement of Additional Information. The Fund has not authorized anyone to add any information or to make any additional statements about the Fund. The Fund may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Fund or in the Fund's money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

The following notice does not constitute part of and is not incorporated into the Prospectus

             NOTICE OF PRIVACY AND SECURITY RUSSELL INVESTMENT GROUP

The Russell Investment Group has a long history of respecting every individual's right to the privacy of his or her personal information. We consider our relationship with consumers to be a very valuable asset. You should know that we do not sell or rent to anyone the information you have entrusted to us. In addition, we do not share your information with marketers outside the Russell Investment Group.

This notice describes our privacy policy and security procedures, which are designed to cover all personally identifiable information. As required by law, we will advise you of our privacy policy and security procedures at least once annually and at any time there is a material change.

CONFIDENTIALITY AND SECURITY
Confidentiality and privacy of personal information are responsibilities we have always taken very seriously. We have and maintain strict policies and procedures to protect the confidentiality of your information during all stages of your relationship with us. For example, our associates are bound by a Code of Ethics that requires them to treat all personal information as confidential, and they are subject to disciplinary action if they fail to follow this Code. In addition, we maintain physical, electronic and procedural safeguards to protect your personal information from unauthorized access and anticipated threats or hazards. Access to your information by our employees and other representatives is restricted to those individuals having a business need for such information in order to service your account.

INFORMATION WE MAY COLLECT AND USE
In order to service your account, from time to time, we collect personal information about you from the following sources:

o Information we or our agents receive from you on applications or other forms; and

o Information about your transactions with us, our affiliates, our agents or others. Other information may, from time to time, be provided to us as we facilitate transactions that you have requested.

INFORMATION WE MAY DISCLOSE
We occasionally disclose nonpublic personal information about you to affiliates and third parties as permitted by law. Some instances when we have shared information include:

o Disclosing information to a third party to process account transactions that you request or authorize;

o Disclosing information to an affiliate to process accounting statements that you request or authorize;

o Disclosing your name and address to companies that mail fund-related materials such as shareholder reports; and

o Disclosing information in connection with legal proceedings.

In situations where we have shared information with third parties, they are contractually obligated to keep the information that we provide to them confidential, and are not permitted to use the information for any purpose other than to assist in the servicing of your account.

RUSSELL INVESTMENT GROUP
The following is a list of the members of the Russell Investment Group to which this policy applies:

o U.S. open-end or private funds managed or advised by a member of the Russell Investment Group, including Russell Investment Company or Russell Investment Funds
o Frank Russell Company
o Russell Real Estate Advisors Inc.
o Russell Implementation Services Inc.
o Russell Investment Management Company
o Russell Trust Company
o Russell International Services Company Inc.
o Russell Investments Delaware Inc.
o Russell Fund Distributors, Inc.
o Pantheon Ventures Inc.
o Russell Institutional Services Inc.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report (when they become available) or the SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Fund at:

        Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495

The Fund's SAI and annual and semiannual reports to shareholders are available, free of charge, on the Fund's Web site at www.russell.com.

Each year you will automatically be sent an updated prospectus and annual and semi-annual reports (when they are available) for the fund. You may also occasionally receive notifications of prospectus changes and proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.


You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund is available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

RUSSELL INVESTMENT COMPANY


                            Class A     Class A        Class C     Class C         Class E   Class E         Class S     Class S
Class A, C, E and S         Shares      Shares         Shares      Shares          Shares    Shares          Shares      Shares
Shares:                     Ticker      CUSIP          Ticker      CUSIP           Ticker    CUSIP           Ticker      CUSIP
   Global Equity Fund        RGEAX      782478143      RGECX       782478135       RGEEX     782478127       RGESX       782478119


                                    Distributor: Russell Fund Distributors, Inc.
                             Russell Investment Company's SEC File No. 811-03153
[RUSSELL LOGO]                                                  36-08-175 (0207)

                           RUSSELL INVESTMENT COMPANY*
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION

                               Global Equity Fund

                                February 16, 2007



         Russell Investment Company ("RIC") is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as "Funds." RIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

         This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing RIC at the number or address shown above.

         Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.


As of the date of this Statement, RIC is comprised of 35 Funds.


Fund                            Inception Date                Prospectus Date


Global Equity Fund              March 1, 2007                 February 16, 2007



The Fund presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this Statement relates to all classes of Shares of the Fund.

Fund                         Class A      Class C      Class E       Class S
-------------------------- ------------- ---------- --------------- ----------
-------------------------- ------------- ---------- --------------- ----------
Global Equity Fund              X            X            X             X
-------------------------- ------------- ---------- --------------- ----------


* On July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company.

                                TABLE OF CONTENTS


STRUCTURE AND GOVERNANCE.......................................................1
   ORGANIZATION AND BUSINESS HISTORY...........................................1
   SHAREHOLDER MEETINGS........................................................1
   CONTROLLING SHAREHOLDERS....................................................2
   TRUSTEES AND OFFICERS.......................................................2
OPERATION OF RIC...............................................................9
   SERVICE PROVIDERS...........................................................9
   MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT...................9
   ADVISER AND ADMINISTRATOR...................................................9
   PORTFOLIO MANAGERS.........................................................10
   MONEY MANAGERS.............................................................11
   DISTRIBUTOR................................................................11
   CUSTODIAN AND PORTFOLIO ACCOUNTANT.........................................11
   TRANSFER AND DIVIDEND DISBURSING AGENT.....................................12
   ORDER PLACEMENT DESIGNEES..................................................12
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................12
   CODES OF ETHICS............................................................13
   PLAN PURSUANT TO RULE 18f-3................................................13
   DISTRIBUTION PLANS.........................................................13
   SHAREHOLDER SERVICES PLANS.................................................14
   FUND EXPENSES..............................................................14
   PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES...........................15
   VALUATION OF FUND SHARES...................................................16
   VALUATION OF PORTFOLIO SECURITIES..........................................17
   PORTFOLIO TRANSACTION POLICIES.............................................17
   PORTFOLIO TURNOVER RATE....................................................18
   DISCLOSURE OF PORTFOLIO HOLDINGS...........................................18
   PROXY VOTING POLICIES AND PROCEDURES.......................................19
   BROKERAGE ALLOCATIONS......................................................19
   BROKERAGE COMMISSIONS......................................................20
   YIELD AND TOTAL RETURN QUOTATIONS..........................................21
INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENT STRATEGIES...........23
   INVESTMENT RESTRICTIONS....................................................23
   INVESTMENT POLICIES........................................................25
   CERTAIN INVESTMENT STRATEGIES..............................................25
TAXES.........................................................................46
MONEY MANAGER INFORMATION.....................................................48
RATINGS OF DEBT INSTRUMENTS...................................................49
FINANCIAL STATEMENTS..........................................................55

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

RIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, as amended, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. RIC is a registered open-end management investment company. The Fund is diversified. Under the Investment Company Act of 1940 as amended (the "1940 Act"), a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission interpretations thereof.

RIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Fund are subject to an initial sales charge and a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Fund.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of RIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of the Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" RIC.

As of the date of this SAI the Fund had no shares issued or outstanding.

The Trustees and officers of RIC, as a group, own no shares of any Class of the Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Russell Investment Management Company ("RIMCo"), the Funds' Adviser, and the money managers. On July 1, 2006 Frank Russell Investment Management Company changed its name to Russell Investment Management Company. Generally, a Trustee may be removed at any time by a vote of two-thirds of RIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There are six Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

      The trustees and officers of certain Funds also serve in similar positions for funds of funds (the "Funds of Funds") which invest in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such conflict arises, the trustees and officers of the affected Funds will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict.

The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee.

RIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls, and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' Independent Registered Public Accounting Firm and the full Board. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of RIC's custodian, reviews both the audit and non-audit work of RIC's Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and
(iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy and Jonathan Fine, each of whom is an independent Trustee. For the fiscal year ending October 31, 2006, the Audit Committee held four meetings.

RIC's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee's current responsibilities. The primary functions of the
Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messr. Raymond P. Tennison and Mses. Julie W. Weston and Kristianne Blake, each of whom is an independent Trustee. For the fiscal year ending October 31, 2006, the Nominating and Governance Committee held two meetings.

RIC's Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee's current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investments and performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Trust's funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; (5) may review and monitor the structure of, and method used to determine, the compensation of each RIMCo portfolio manager of the Funds; and
(6) may meet with any officer of the Trusts, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trusts. Currently, the Investment Committee members consist of Mses. Julie W. Weston and Kristianne Blake and Messrs. Thaddas L. Alston and Mr. Jack R. Thompson, each of whom is an independent Trustee . For the fiscal year ending October 31, 2006, the Investment Committee held three meetings.

RIC paid in aggregate $907,207 for the fiscal year ended October 31, 2006 to the Trustees who are not officers or employees of RIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC's officers and employees are paid by RIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for independent trustees . The second table provides information for the trustees emeritus. The third table provides information for the officers.

                                                                                                      No. of
                                                                                                    Portfolios
                                                                                                    in Russell
                                   Position(s)                                                         Fund
                                   Held With Fund                                                     Complex         Other
                                   and Length of      Term of     Principal Occupation(s) During     Overseen      Directorships
    Name, Age, Address              Time Served        Office             the Past 5 Years          by Trustee    Held by Trustee
--------------------------------- ----------------- -------------- -------------------------------- ------------ ------------------
--------------------------------- ----------------- -------------- -------------------------------- ------------ ------------------

      INDEPENDENT TRUSTEES

--------------------------------- ----------------- -------------- -------------------------------- ------------ ------------------
--------------------------------- ----------------- -------------- -------------------------------- ------------ ------------------
Thaddas L. Alston                  Trustee since     Appointed     o    Senior Vice                     40            None
Born April 7, 1945                 2006              until              President, Larco
                                                     successor          Investments, Ltd.
909 A Street                                         is duly
Tacoma, Washington                                   elected and
98402-1616                                           qualified
--------------------------------- ----------------- -------------- -------------------------------- ------------ ------------------

--------------------------------- ----------------- -------------- -------------------------------- ------------ ------------------
Kristianne Blake,                 o Trustee since   o  Appointed    o   President, Kristianne            40       o  Trustee
Born January 22, 1954               2000               until            Gates Blake, P.S.                            WM Group
                                                       successor is     (accounting services)                        of Funds
909 A Street                                           duly elected o   Director and Chairman                        (investment
Tacoma, Washington                                     and qualified    of the Audit Committee,                      company);
98402-1616                                                              Avista Corp.                              o  Director,
                                  o Chairperson                     o   Trustee and Chairman                         Avista Corp
                                    since 2005        o  Annual         of the Operations and                     o  Director,
                                                                        Distribution Committee,                      Advantage IQ
                                                                        WM Group of Funds                         o  Director,
                                                                   o    February 2002 to June                        Laird Norton
                                                                        2005, Chairman of the                        Tyee Trust
                                                                        Audit Committee, RIC and                  o  Director,
                                                                        RIF                                          Laird Norton
                                                                   o    Regent, University of                        Wealth
                                                                        Washington                                   Management
                                                                                                                  o  Trustee,
                                                                                                                     Principal
                                                                                                                     Investors Fund
                                                                                                                  o  Trustee,
                                                                                                                     Principal
                                                                                                                     Variable
                                                                                                                     Contracts Fund
--------------------------------- ----------------- -------------- -------------------------------- ------------ ---------------
--------------------------------- ----------------- -------------- -------------------------------- ------------ ------------------

--------------------------------- ----------------- -------------- -------------------------------- ------------ ------------------
Daniel P. Connealy                o Trustee since   o Appointed     o   June 2004 to present,       40            None
Born June 6, 1946                   2003              until             Senior Vice President and
                                                      successor is      Chief Financial Officer,
909 A Street                                          duly elected      Waddell & Reed Financial,
Tacoma, Washington                                    and qualified     Inc.
98402-1616                                                          o   2003, Retired
                                 o  Chairman of     o Appointed     o   2001 - 2003, Vice
                                    Audit Committee   until             President and Chief
                                    since 2005        successor is      Financial Officer, Janus
                                                      duly elected      Capital Group Inc.
                                                      and qualified o   1979 - 2001, Audit
                                                                        and Accounting Partner,
                                                                        PricewaterhouseCoopers LLP





                                                                                                      No. of
                                                                                                    Portfolios
                                                                                                    in Russell
                                    Position(s)                                                        Fund
                                  Held With Fund                                                      Complex          Other
                                   and Length of                   Principal Occupation(s) During    Overseen      Directorships
       Name, Age, Address           Time Served    Term of Office         the Past 5 Years          by Trustee    Held by Trustee
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

      INDEPENDENT TRUSTEES
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
Jonathan Fine                      Trustee          Appointed      o    President and Chief             40            None
Born July 8, 1954                  since 2004       until               Executive Officer, United
                                                    successor is        Way of King County, WA
909 A Street                                        duly elected
Tacoma, Washington                                  and qualified
98402-1616
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
Raymond P. Tennison, Jr.          o Trustee        o Appointed     o     President, Simpson              40            None
Born December 21, 1955              since 2000       until               Investment Company and
                                                     successor is        several additional
909 A Street                                         duly elected        subsidiary companies,
Tacoma, Washington                                   and                 including Simpson Timber
98402-1616                        o Chairman of      qualified.          Company, Simpson Paper
                                    the                                  Company and Simpson
                                    Nominating     o Appointed           Tacoma Kraft Company
                                    and              until
                                    Governance       successor is
                                    Committee        duly elected
                                    since 2007       and qualified

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
Jack R. Thompson,                  Trustee since    Appointed      o    September 2003 to               40       Director, Sparx
Born March 21, 1949                2005             until               present,                                 Japan Fund
                                                    successor is        Independent Board Chair
909 A Street                                        duly elected        and Chairman of the Audit
Tacoma, Washington                                  and qualified       Committee, Sparx Japan
98402-1616                                                              Fund

                                                                   o    May 1999 to May 2003,
                                                                        President, Chief
                                                                        Executive Officer and
                                                                        Director, Berger
                                                                        Financial Group, LLC

                                                                   o    May 1999 to May 2003,
                                                                        President and Trustee,
                                                                        Berger Funds

                                                                   o    Presently Director of
                                                                        the Thompson Academic
                                                                        Fund (non-profit) and
                                                                        President and Director of
                                                                        the Kepner Educational
                                                                        Excellence Program
                                                                        (non-profit)
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
Julie W. Weston,                  o   Trustee     o  Appointed     o   Retired since 2000               40            None
Born October 2, 1943                  since 2002     until
                                                     successor     o   1987 to 2002,
909 A Street                                         is duly           Director, Smith Barney
Tacoma, Washington                                   elected and       Fundamental Value Fund
98402-1616                                           qualified

                                   o  Chairperson  o Appointed
                                      of the         until
                                      Investment     successor is
                                      Committee      duly elected
                                      since 2006     and qualified

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------






                                                                                                      No. of
                                                                                                    Portfolios
                                                                                                    in Russell
                                    Position(s)                                                       Fund
                                  Held with Fund                                                      Complex          Other
                                   and Length of                    Principal Occupation(s) During    Overseen      Directorships
   Name, Age, Address               Time Served    Term of Office         the Past 5 Years          by Trustee    Held by Trustee
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

       TRUSTEES EMERITUS
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
*George F. Russell, Jr.,           Trustee          Until          o    Director Emeritus,              40       None
Born July 3, 1932                  Emeritus and     resignation         Frank Russell Company
                                   Chairman         or removal          (investment consultant to
909 A Street                       Emeritus                             institutional investors
Tacoma, Washington                 since 1999                           ("FRC")); and RIMCo
98402-1616                                                         o    Chairman Emeritus,
                                                                        RIC and RIF; Russell
                                                                        Implementation Services
                                                                        Inc. (broker-dealer and
                                                                        investment adviser
                                                                        ("RIS")); Russell 20-20
                                                                        Association (non-profit
                                                                        corporation); and Russell
                                                                        Trust Company
                                                                        (non-depository trust
                                                                        company ("RTC"))
                                                                   o    Chairman, Sunshine
                                                                        Management Services, LLC
                                                                        (investment adviser)
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
Paul E. Anderson,                   Trustee        Five year term  o    President, Anderson             40            None
Born October 15, 1931               Emeritus                            Management Group LLC
                                    since 2007                          (private investments
909 A Street                                                            consulting)
Tacoma, Washington                                                 o    February 2002 to June
98402-1616                                                              2005, Lead Trustee, RIC
                                                                        and RIF
                                                                   o    Trustee of RIC and
                                                                        RIF Until 2006
                                                                   o    Chairman of the
                                                                        Nominating and Governance
                                                                        Committee 2006
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
Paul Anton, Ph.D.,                 Trustee          Five year      o    Retired since 1997              40            None
Born December 1, 1919              Emeritus         term           o    Trustee of RIC and
                                   since 2003                           RIF Until 2002
909 A Street
Tacoma, Washington
98402-1616

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
William E. Baxter,                 Trustee          Five year      o    Retired since 1986              40            None
Born June 8, 1925                  Emeritus         term           o    Trustee of RIC and
                                   since 2004                           RIF Until 2004
909 A Street
Tacoma, Washington
98402-1616
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
Lee C. Gingrich,                    Trustee        Five year term  o    Retired since 1995              40            None
Born October 6, 1930                Emeritus                       o    Trustee of RIC and
                                    since 2006                          RIF Until 2005
909 A Street                                                       o    Chairman of the
Tacoma, Washington                                                      Nominating and Governance
98402-1616                                                              Committee 2001-2005

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------

--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
--------------------------------- ---------------- --------------- -------------------------------- ------------ ------------------
Eleanor W. Palmer,                 Trustee          Five year      o    Retired since 1981              40            None
Born May 5, 1926                   Emeritus         term           o    Trustee of RIC and
                                   since 2004                           RIF Until 2004
909 A Street
Tacoma, Washington
98402-1616



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.




                                  Position(s) Held                                  Principal Occupation(s)
                                With Fund and Length                                       During the
     Name , Age, Address           of Time Served       Term of Office                    Past 5 Years
------------------------------- ---------------------- ------------------ --------------------------------------------------

           OFFICERS
------------------------------- ---------------------- ------------------ --------------------------------------------------
Cheryl Wichers                  Chief Compliance       Until removed by   o   Chief Compliance Officer, RIC
Born December 16, 1966          Officer since 2005     Independent        o   Chief Compliance Officer, RIF
                                                       Trustees           o   Chief Compliance Officer, RIMCo
909 A Street                                                              o   April 2002-May 2005, Manager, Global
Tacoma, Washington                                                            Regulatory Policy
98402-1616                                                                o   1998-2002, Compliance Supervisor, Russell
                                                                              Investment Group

------------------------------- ---------------------- ------------------ --------------------------------------------------
Greg J. Stark,                  President and Chief    Until successor    o   President and CEO, RIC and RIF
Born May 3, 1968                Executive Officer      is chosen and      o   Chairman of the Board, President and CEO,
                                since 2004             qualified by           RIMCo
909 A Street                                           Trustees           o   Chairman of the Board,  President and CEO,
Tacoma, Washington                                                            RFD
98402-1616                                                                o   Chairman of the Board and President, Russell
                                                                              Insurance Agency, Inc. (insurance agency ("RIA"))
                                                                          o   Until 2004, Managing Director of Individual
                                                                              Investor Services, FRC
                                                                          o   2000 to 2004, Managing Director, Sales and
                                                                              Client Service, RIMCo

------------------------------- ---------------------- ------------------ --------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor   o   Treasurer, Chief Accounting Officer and CFO,
Born November 26, 1963          Accounting Officer      is chosen and         RIC and RIF
                                since 1998              qualified by      o   Director, Funds Administration, RIMCo, RTC
909 A Street                                            Trustees              and RFD
                                                                          o   Treasurer and Principal Accounting Officer,
                                                                              SSgA Funds
Tacoma, Washington
98402-1616

------------------------------- ---------------------- ------------------ --------------------------------------------------
Thomas F. Hanly,                 Chief Investment       Until removed by  o   Chief Investment Officer, RIC, RIF, FRC, RTC
Born November 17, 1964           Officer since 2004     Trustees          o   Director and Chief Investment Officer, RIMCo
                                                                              and RFD
909 A Street                                                              o   1999 to 2003, Chief Financial Officer, FRC,
Tacoma, Washington                                                            RIC and RIF
98402-1616

------------------------------- ---------------------- ------------------ --------------------------------------------------
------------------------------- ---------------------- ------------------ --------------------------------------------------
Karl J. Ege,                     Secretary since 1994   Until successor   o   General Counsel and Managing Director of Law
Born October 8, 1941             qualified by           is chosen and         and Government Affairs, Secretary, FRC
                                 Trustees
909 A Street
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ --------------------------------------------------



                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2006


                                                                                                           TOTAL COMPENSATION
                                    AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL       FROM RIC AND RUSSELL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
     INTERESTED TRUSTEES             FROM RIC          PART OF RIC EXPENSES           RETIREMENT            PAID TO TRUSTEES
     -------------------             --------          --------------------           ----------            ----------------

Lynn L. Anderson*               $  0                $  0                        $  0                    $  0
Michael J. Phillips**           $  0                $  0                        $  0                    $  0
     INDEPENDENT TRUSTEES
Thaddas L. Alston***            $  41,362           $  0                        $  0                    $  43,000
Kristianne Blake                $  139,880          $  0                        $  0                    $  145,500
Daniel P. Connealy              $  99,983           $  0                        $  0                    $  104,000
Jonathan Fine                   $  87,966           $  0                        $  0                    $  91,500
Raymond P. Tennison, Jr.        $  90,369           $  0                        $  0                    $  94,000
Jack R. Thompson                $  88,446           $  0                        $  0                    $  92,000
Julie W. Weston                 $  94,696           $  0                        $  0                    $  98,500
      TRUSTEES EMERITUS
George F. Russell, Jr.          $  0                $  0                        $  0                    $  0
Paul E. Anderson#               $  94,696           $  0                        $  0                    $  98,500
Paul Anton, PhD.                $  39,994           $  0                        $  0                    $  41,600
William E. Baxter               $  39,994           $  0                        $  0                    $  41,600
Lee C. Gingrich##               $  49,827           $  0                        $  0                    $  51,833
Eleanor W. Palmer               $  39,994           $  0                        $  0                    $  41,600


* Effective December 31, 2005, Mr. Lynn Anderson retired from the Board of Trustees.
**   Effective  December  31,  2006,  Mr.  Phillips  retired  from the  Board of
     Trustees.
***  Mr. Alston was elected to the Board of Trustees effective May 1, 2006.
#    Mr. Paul Anderson was elected Trustee Emeritus effective January 1, 2007.
##   Mr. Gingrich was elected Trustee Emeritus effective January 1, 2006.



                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006


------------------------------ ------------------------------------------------------------- --------------------------------------
                                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                 SECURITIES IN ALL REGISTERED
                                                                                                 INVESTMENT COMPANIES OVERSEEN
                                                  DOLLAR RANGE OF EQUITY                          BY TRUSTEES IN RUSSELL FUND
    INTERESTED TRUSTEES                           SECURITIES IN THE FUND                                    COMPLEX
------------------------------ ------------------------------------------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Michael J. Phillips*            None                                                          $50,001-$100,000**
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ ------------------------------------------------------------- --------------------------------------
    INDEPENDENT TRUSTEES
------------------------------ ------------------------------------------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Thaddas L. Alston***            None                                                          None
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Kristianne Blake                None                                                          Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Daniel P. Connealy              None                                                          Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Jonathan Fine                   None                                                          Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Raymond P. Tennison, Jr.        None                                                          Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Jack Thompson                   None                                                          $50,001-$100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Julie W. Weston                 None                                                          $50,001-$100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ ------------------------------------------------------------- --------------------------------------
      TRUSTEES EMERITUS
------------------------------ ------------------------------------------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
George F. Russell, Jr.          None                                                          None
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Paul E. Anderson#               None                                                          Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Paul Anton, Ph.D.               None                                                          Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
William E. Baxter               None                                                          $1-$10,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Lee C. Gingrich##               None                                                          Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Eleanor W. Palmer               None                                                          None
------------------------------ --------------------------------- --------------------------- --------------------------------------


*    Effective  December  31,  2006,  Mr.  Phillips  retired  from the  Board of
     Trustees.
** Mr. Phillips is a participant in the FRC deferred compensation plan, which beneficially owns securities of RIF. Mr. Phillips does not have beneficial ownership of RIF securities through his participation in the plan.
*** Mr. Alston was elected to the Board of Trustees effective May 1, 2006. # Mr. Paul Anderson was elected Trustee Emeritus effective January 1, 2007.
##   Mr. Gingrich was elected Trustee Emeritus effective January 1, 2006.



                                OPERATION OF RIC

SERVICE PROVIDERS. Most of RIC's necessary day-to-day operations are performed by separate business organizations under contract to RIC. The principal service providers are:

Money Manager Research Services and             Frank Russell Company
  Trade Placement Agent

Adviser, Administrator and Transfer and         Russell Investment
Dividend Disbursing Agent                       Management Company

Money Managers                                  Multiple professional
                                                discretionary investment
                                                management organizations

Custodian and Portfolio Accountant              State Street Bank and
                                                Trust Company



MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT. FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services to RIC and RIMCo, as described in the Prospectus. Neither RIMCo nor RIC compensates FRC for its services.

FRC provides comprehensive money manager evaluation services to institutional clients, including RIMCo. FRC provides other services to large pools of investment assets, including: (i) investment management services for Russell subsidiary-sponsored funds; and (ii) transition management and portfolio implementation services.

As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

ADVISER AND ADMINISTRATOR. RIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund. RIMCo, with the assistance of FRC, provides the Fund with office space, equipment and the personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties such as the money managers and custodian.

RIMCo allocates most of the Fund's assets to multiple money managers. RIMCo exercises investment discretion over the portion of the Fund's assets that RIMCo determines not to allocate to the money managers and for the Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. RIMCo may also directly manage portions of the Fund during transitions between money managers.

RIMCo selects, subject to the approval of the Fund's Board, money managers for the Fund, allocates Fund assets among money managers, oversees the money managers and evaluates the performance results. The Fund's money managers select the individual portfolio securities for the assets assigned to them and either RIMCo or the money manager arranges for execution of portfolio securities transactions.

RIMCo, as agent for RIC, pays the money managers' fees for the Fund, as a fiduciary for the Fund, out of the advisory fee paid by the Fund to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.

The Fund pays an advisory fee and an administrative fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of the Fund. Services which are administrative in nature are provided by RIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of the Fund. (See the Prospectus for the Fund's annual advisory percentage rates.)

In addition to the advisory and administrative fees payable by the Fund to RIMCo, the Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of RIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to RIMCo. Currently, the cash reserves and collateral for the Fund is invested in RIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo on the cash reserves and collateral invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements).

Since no shares of the Global Equity Fund were issued during the fiscal years ended October 31, 2006, October 31, 2005 and October 31, 2004 the Fund did not pay RIMCo any advisory fees.

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services.

Since no shares of the Global Equity Fund were issued during the fiscal years ending October 31, 2006, October 31, 2005 and October 31, 2004, no advisory fees were paid to money managers.

RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

PORTFOLIO MANAGER. The RIMCo Manager (RIMCo's employee who manages the Fund, oversee the money managers and has primary responsibility for the management of the Fund) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses are based on the RIMCo Manager's performance, which performance is measured both quantitatively (evaluated based on the pre-tax performance of the accounts versus relevant market indexes and peer groups, with both 1 and 3-year horizons included) and qualitatively (evaluated based on the RIMCo Manager's quality of decisions made for the accounts, contributions to client services efforts and improvement of RIMCo's investment process). Bonus determinations are made based on performance of all accounts managed by a RIMCo Manager taking into consideration the number of accounts and the assets under management in each account. The market index and peer group average used to evaluate the performance of the Fund is the MSCI World Index and the Lipper Global Multi-Cap Core Funds Average.

         RIMCo Manager evaluations are conducted by asset class directors. Salary and bonus recommendations of the asset class directors are reviewed by the regional chief investment officers. Russell's compensation committee approves salaries and bonuses after the regional chief investment officers' recommendations have been reviewed by the Chief Investment Officer.

         Profit sharing contributions are made quarterly and are calculated as a percentage of the RIMCo Manager's salary. The percentage is fixed and is the same for all RIMCo employees who receive profit sharing contributions.

         The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC's financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by the RIMCo Manager's manager and approved by senior executives.

         RIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the RIMCo Manager.

        EQUITY SECURITIES BENEFICIALLY OWNED BY RIMCO MANAGER IN THE FUND
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2006

 ------------------------- ----------------------------------------------------

                                      DOLLAR RANGE OF EQUITY
          RIMCO MANAGER           SECURITIES IN THE FUNDS MANAGED
           OF THE FUND                 BY THE RIMCO MANAGER
 ------------------------- ----------------------------------------------------
 ------------------------- ------- --------------------------------------------
 Philip Hoffman             $0     Global Equity*
 ------------------------- ------- --------------------------------------------

*No shares of the Fund were issued or outstanding on October 31, 2006.

Portfolio managers at Russell typically manage multiple accounts. These accounts may include mutual funds, separate accounts and commingled trust accounts. Portfolio managers make money manager selection and allocation decisions for each account based on a variety of factors that the portfolio managers believe are relevant to that account. Potential conflicts of interest may arise with respect to asset capacity of a money manager. In this case, a portfolio manager will consider (1) account structure and how portfolio characteristics would be affected by an allocation to the money manager and (2) where appropriate, existing and future available account assets. The money manager selection and allocation process is guided by the principle of treating all accounts fairly and equitably.


                                               OTHER ACCOUNTS MANAGED BY RIMCO MANAGER
                                             AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
                                                        AS OF OCTOBER 31, 2006

------------------- -------------- --------------- --------------- ------------------ ------------- --------------- ---------------
RIMCo               Number of      Assets Under    Number of       Assets Under       Other Types   Assets Under    Asset Total
Manager             Registered     Management      Pooled          Management         of Accounts   Management      (in millions)
                    Investment     (in millions)   Investment      (in millions)                    (in millions)
                    Companies                      Vehicles
------------------- -------------- --------------- --------------- ------------------ ------------- --------------- ---------------
------------------- -------------- --------------- --------------- ------------------ ------------- --------------- ---------------
  Philip Hoffman          0              0               1              2,920.1            0              0            2,920.1
------------------- -------------- --------------- --------------- ------------------ ------------- --------------- ---------------

MONEY MANAGERS. The Fund's money managers are not affiliates of RIC or RIMCo other than as discretionary managers for a portion of the Fund's portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Fund (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. Since no shares of the Global Equity Fund were issued during the fiscal years ended October 31, 2006, 2005 and 2004, the Fund did not pay any management fees to the money managers.

Each money manager has agreed that it will look only to RIMCo for the payment of the money manager's fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Fund through broker-dealer affiliates.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of RIC Shares. The Distributor receives no compensation from RIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to RIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Fund continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for RIC. State Street also provides basic portfolio recordkeeping required for the Fund for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody
     o    First $10 billion in average daily net assets - .005%,
     o    Over $10 billion - .004%.

Global Custody
     o First $1 billion in month end net assets - 0.06% - 0.35% depending on the geographic classification of the investments in the international funds,
     o Over $1 billion - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
     o A transaction charge ranging from $20 - $110 depending on the geographic classification of the investments in the international funds.

All Custody
     o Portfolio transaction charges range from $5.00 - $25.00 depending on the type of transaction;
     o    Futures and Options charges are $5.00;
     o Monthly pricing fees of $375.00 per portfolio and $8.25 per security (not applicable to money market funds);
     o    Annual fee per fund using fair valuation pricing service of $4,000;
     o    On-line access charges of $2,500 per fund; and
     o Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING (subject to a minimum fund accounting fee per fund of $30,000):

Domestic Fund Accounting
     o    $7,500 per portfolio; and
     o    0.0125% of month end net assets.

International  Fund  Accounting
     o    $7,500 per portfolio per year; and
     o    0.02% of month end net assets.

Yield Calculation Services
     o    $4,200 per fixed income fund.

Tax Accounting Services
     o    $3,000 per fund annually (not applicable to money market funds).
     o Wash sales $3,000 per fund annually (not applicable to money market funds).
     o Qualified dividend income reporting $500 per fund (for up to 3 reports per fund in calendar year).

Multiple Class Charges. In addition to the charges listed above, the Fund pays multiple class charges as follows: 1 class, no charge; each additional class, $5,100 annually per class.

The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. RIMCo serves as transfer and dividend disbursing agent for RIC. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to RIC. RIMCo retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. RIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of RIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC's behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. RIC, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code of Ethics to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.


 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
                                                                   Are investments in                 Does the code contain
                                     Personal  investing           securities owned                 all of the required Rule
           MONEY MANAGER                    allowed?          by the advised sub-trust allowed?         17j-1 provisions?
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Altrinsic Global Advisors, LLC      Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ClariVest Asset Management, LLC     Yes                     Yes                                   Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 T. Rowe Price International, Inc.   Yes                     Yes, but  not in securities with      Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Russell Investment Management       Yes                     Yes, but not in securities with       Yes
 Company                                                     pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------


PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The key features of the Rule 18f-3 plan are as follows: Shares of each class of the Fund represent an equal pro rata interest in the underlying assets of the Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature;
(3) each class of Shares may bear differing  amounts of certain class  expenses;
(4) different policies may be established with respect to the payment of distributions on the classes of Shares of the Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of the Fund may have different exchange privileges from another class;
(6) each class of Shares of the Fund may have a different class designation from another class of the Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. The Fund has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

Description of the Distribution Plan
In adopting the Distribution Plan for the Fund, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for the Fund, the Distributor, as the Fund's principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for the Fund by enabling the Fund to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that the Fund would have.

The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A and Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A or Class C Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.

The Distribution Plan provides that the Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A and Class C Shares of the Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of the Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of the Fund are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. The Distribution Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the
Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of the Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements
Under the Distribution Plans, the Fund may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to the Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Since no shares of the Global Equity Fund were issued during the fiscal years ended October 31, 2006, 2005 and 2004 Class A Shares and C Shares did not accrue any expenses payable as compensation to the Distributor.


SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Fund. This plan is referred to as the "Service Plan."

Under the Service Plan, RIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of RIC's Class C or Class E. Such payments by RIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of the Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Since no shares of the Global Equity Fund were issued for the fiscal year ended October 31, 2006, under the Service Plan, the Fund's Class C and Class E Shares did not accrue any expenses payable to the Distributor.

FUND EXPENSES. The Fund will pay all its expenses other than those expressly assumed by RIMCo. The principal expense of the Fund is the annual advisory fee and the annual administrative fee, each payable to RIMCo. The Fund's other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

PURCHASE,   EXCHANGE  AND  REDEMPTION  OF  FUND  SHARES.  As  described  in  the
Prospectus, the Fund provides you with different classes of shares based upon your individual investment needs.

Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares of the Fund
         Class A shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows.

         The Fund receives the entire net asset value of all Class A shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.


                                                                                                               Broker/Dealer
                                                        Front-end sales           Front-end sales               commission
Amount of                                               charge as a %             charge as a % of              as a % of
your investment                                         of offering price         net amount invested          offering price

Less than $50,000.................................          5.75%                      6.10%                      5.00%
$50,000 but less than $100,000....................          4.50%                      4.71%                      3.75%
$100,000 but less than $250,000...................          3.50%                      3.63%                      2.75%
$250,000 but less than $500,000...................          2.50%                      2.56%                      2.00%
$500,000 but less than $1,000,000.................          2.00%                      2.04%                      1.60%
$1,000,000 or more................................            --0--                      --0--                  up to 1.00%


      Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of RIC Funds. However, if your Financial Intermediary was paid a commission by the Fund's Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

      The Fund's distributor keeps up to approximately 13% of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Fund's distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

       Sales Charge Waivers and Reductions

Please see the Fund's prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.



Class C Shares of the Fund

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Fund's shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Fund's
Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of the Fund

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Fund's shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class S Shares of the Fund

Financial intermediaries will receive no shareholder services or distribution fees for this class of shares.

Minimum Initial Investment Requirements. There is currently no required minimum initial investment for the Fund. The Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

Class E and S Shares are available only to:

      (1) clients of Financial Intermediaries who charge an advisory, management or consulting fee in lieu of brokerage commissions or other similar fee for their services for the account in which the Class E or S Shares are held;

      (2) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans;

      (3) clients of Financial Intermediaries who are members of Russell Investment Group;

      (4)         through a Russell employee investment program; or

      (5) current/retired registered representatives of broker-dealers having sales agreements with the Funds' Distributor to sell such Class E or S Shares.

         The Fund generally does not have the ability to enforce these limitations on access to Class E and S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E and S Shares available to those categories of investors listed above that qualify for access to Class E and S Shares. However, the Fund will not knowingly sell Class E or S Shares to any investor not meeting one of the foregoing criteria.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Fund. If you do not cash a dividend, distribution, or redemption check, the Fund will act to protect itself and you. This may include restricting certain activities in your account until the Fund is sure that they have a valid address for you. After 180 days, the Fund will no longer honor the issued check and, after attempts to locate you, the Fund will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of the Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The Fund's portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Fund values their portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter ("OTC") are valued on the basis of official closing price. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service or broker when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Fund are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Short-term securities maturing within 60 days at time of purchase held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for the Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Fund's changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio.

The Fund does not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for the Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities (see "Taxes").

DISCLOSURE  OF  PORTFOLIO   HOLDINGS  The  Fund  maintains   portfolio  holdings
disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.

Disclosure of the Fund's portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when the Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of the Fund's complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Fund will also make these reports available on their website, www.russell.com. Disclosure of the Fund's top ten portfolio holdings as of the last day of each month will be available on the Fund's website approximately 30 calendar days after the end of such month.

Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Fund's website a statement relating to such event which may include information regarding the Fund's portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Fund may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

The Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution of in-kind securities from the Fund's portfolio, instead of in cash. Prior to making an in-kind distribution, RIMCo will notify the redeeming Shareholder that all information regarding the Fund's portfolio holdings is non-public and confidential, may not be disclosed to others and may not be used as the basis for any trading decisions.

Non-Public Disclosures of Portfolio Holdings Information

RIMCo and the money managers may periodically distribute lists of applicable investments held by the Fund for the purpose of facilitating management of the Fund's portfolios and receipt of relevant research. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer's securities as either currently held or anticipated to be held by the Fund or identify Fund position sizes. In addition, the Fund's custodian generates daily portfolio holdings information in connection with its services to the Fund. Confluence Technologies, Inc. ("CTI"), GCOM2 Solutions, Inc. ("GSI"), and Institutional Shareholder Services, Inc. ("ISS") provide performance reporting services, tax filing services, and proxy voting and class action registration services to RIMCo, respectively. CTI and ISS receive daily portfolio holdings information in connection with their services to RIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.

From time to time rating and ranking organizations such as Standard & Poor's, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Fund. In order to facilitate the review of the Fund by these rating agencies, the Fund may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Fund's portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of the Fund are in the best interests of the Fund's shareholders. It is the responsibility of each business unit with access to portfolio holdings, including Investment Operations and Investment Management and Research, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund, its investment adviser or its principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Fund's Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a "Material Compliance Matter" within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Fund's Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.

Disclosure of the Fund's portfolio holdings made in accordance with these procedures is authorized by the Fund's Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Fund's Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). RIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Fund on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Information  on how the Fund voted  proxies  relating  to  portfolio  securities
during  the  most  recent   12-month  period  ended  June  30  is  available  at
http://www.russell.com and on the SEC's website at http://www.sec.gov.


BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by RIMCo. RIC's arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commissions.

RIMCo, pursuant to its Russell Managed Trading program, or a money manager, may effect portfolio transactions for the segment of the Fund's portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers. Russell Managed Trading is an arrangement under which RIMCo, as adviser to the Fund, assumes responsibility for placing portfolio transactions that have been determined by certain money managers of the Fund.

The  Fund  will  effect  certain  transactions  through  Russell  Implementation
Services, Inc. ("RIS") and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made , (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions selected by money managers or (iii) to execute portfolio securities transactions for the portion of each Fund's assets that RIMCo determines not to allocate to money managers, including assets allocated to the "select holdings" strategy, and for each Fund's cash reserves.

The Fund will effect transactions through Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Fund or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of employees in research and investment management roles. The committee acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.

LJR or other brokers may also rebate to the Fund a portion of commissions earned on certain trading by the Fund through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to the Fund generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process.

LJR retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through RIS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through RIS or a broker affiliated with the money manager or another money manager to obtain research services for its own use. Research services provided to a money manager are required by law to benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Fund may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. The Global Equity Fund has not yet paid brokerage commissions since it is a new fund.


YIELD AND TOTAL RETURN QUOTATIONS. If applicable, RIC Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.
Calculation of Average Annual Total Return.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where:        P         =        a hypothetical initial payment of $1,000;
              T         =        Average annual total return;
               n        =        Number of years; and
             ERV        =        Ending  redeemable  value  of a  hypothetical
                                 $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of the Fund are reinvested at the net asset value calculated as described in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Calculation of Average Annual Total Return After Taxes on Distributions.
Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n =ATVD

Where:     P   =   hypothetical initial payment of $1,000.
           T   =   average annual total return (after taxes on distributions).
           n   =   number of years.
         ATVD  =   ending value of a hypothetical $1,000 payment made at the
                   beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation assumes that all dividends and distributions of the Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares. Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n =ATVDR

Where:           P          =        hypothetical initial payment of $1,000.
                 T          =        average annual total return (after taxes on
                                     distributions and redemptions).
                 n          =        number of years.
                ATVDR       =        ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

The calculation assumes that all dividends and distributions of the Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Yield Quotation.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, the Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                     YIELD = 2 [( a-b )                ]
                               [( -----  + 1)(6)  -1   ]
                               [( cd  )                ]


Where:    a     =     dividends and interest earned during the period
          b     =     expenses accrued for the period (net of reimbursements)
          c     =     average daily number of Shares outstanding during the
                      period that were entitled to receive dividends
          d     =     the maximum offering price per share on the last day of
                      the period

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (35.0%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

The Fund's investment objective, is "non-fundamental." A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund's shareholders. If the Fund's investment objective is changed by the Board of Trustees, the Prospectus will be amended to reflect the new investment objective. Certain investment policies and restrictions may be fundamental which means that they may only be changed with the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Fund's investment objectives are set forth in the Prospectus.

INVESTMENT RESTRICTIONS. The Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

The Fund may not:

       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US Banks having net assets in excess of $100,000,000.

       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

       4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages  or pledges,  (b) entering  into  options,  futures  contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Fund may invest without limit in repurchase agreements so long as it abides by its investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.

With regards to investment restriction 7, above, permitted borrowings refer to borrowings by the Fund as permitted by the 1940 Act. The Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

The Fund may not borrow money for purposes of leveraging or investment.

Under the 1940 Act, the Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if the Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, the Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Fund's best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.


INVESTMENT POLICIES.

The investment objective and principal investment strategies for the Fund are provided in its Prospectus. The following table illustrates the principal and non-principal investments in which the Fund invests. The Fund may not invest in all of the investments listed below. The Fund uses investment techniques commonly used by other mutual funds.


-------------------------------- ------------------------------------------------------- ------------------------------------------
Fund                             Principal Investments                                   Non-Principal Investments
-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Global Equity Fund               Common Stocks and Common Stock Equivalents              Cash Reserves
                                 Preferred Stocks                                        Lending Portfolio Securities
                                 Foreign Securities                                      Illiquid Securities
                                 Emerging Market Securities                              Derivatives (including forward currency
                                                                                         contracts for hedging and/or
                                                                                         speculative purposes)
                                                                                         Depositary Receipts

-------------------------------- ------------------------------------------------------- ------------------------------------------

The following discussion describes certain investment strategies which the Fund and other RIC Funds not described in this SAI, may pursue and certain types of securities in which the Fund may invest as listed in the foregoing table.

Certain Investment Strategies

Cash Reserves and Being Fully Invested. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds intend to be fully invested at all times. To do so, RIMCo or a money manager invests the Funds' cash reserves in short term instruments, including certain RIC money market funds. In addition to investing in such short term investments, as described below, a Fund may pursue its strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives. This is intended to cause a Fund to perform as though its cash reserves were actually invested in those markets.

Each Fund, and its money managers, that elects to invest its cash reserves in one or more of RIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest cash reserves in one or more of RIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and RIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in RIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to RIMCo, each Fund that invests its cash reserves in one or more of RIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to RIMCo. Currently, the cash reserves for all Funds are invested in RIC's Money
Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo on the cash reserves invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

Hedging Strategies.
Financial futures contracts may be used by the Global Equity Fund as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Lending Portfolio Securities. RIC is a party to a Securities Lending Agency Agreement with State Street Bank and Trust Company, the lending agent, pursuant to which a Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.

Each Fund retains most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon.

If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.

The Funds invest cash collateral received in high-quality short-term debt instruments, short-term bank collective investment vehicles and money market mutual funds (including money market funds advised by RIMCo for which RIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the lending agent in accordance with the Securities Lending Agency Agreement.

A Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

No Fund may lend portfolio securities in an amount that exceeds 33 1/3% of total fund assets.

Select Holdings. RIMCo may employ a "select holdings" strategy for a portion of a Fund's assets that RIMCo determines not to allocate to the money managers. Pursuant to this strategy, RIMCo analyzes the holdings of a Fund's money managers to identify particular stocks that have been selected by multiple money managers. RIMCo uses a proprietary model to rank these stocks. Based on this ranking, RIMCo purchases additional shares of certain stocks for a Fund. The strategy is designed to increase a Fund's exposure to stocks that are viewed as attractive by multiple money managers. Implementation of this strategy includes periodic rebalancing of the holdings.

Illiquid Securities. No more than 15% of a Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of Trustees of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933, as amended (the "Securities Act"); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act ("Section 4(2) Paper"); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, "Eligible MBS");
(iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, "Municipal Lease Obligations"); and
(v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days ("Demand Feature Securities").

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.


Interfund Lending. The Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). The Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of the RIC Money Market Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings will be limited to the time required to receive payment for securities sold, but can have a maximum duration of seven days. Loans may be called on one business day's notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in reduced returns and/or additional borrowing costs.


Equity Securities

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. Preferred stocks are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are "cumulative," meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are "participating" and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. Convertible securities entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Real Estate Investment Trusts. The Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to heavy cash flow dependency, or tenant defaults, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Investment Company Securities and Pooled Investment Vehicles. The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies.

Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted by certain emerging market countries through pooled investment vehicles or investment funds that have been specifically authorized.

ETF's or Exchange Traded Funds. The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500(R) or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Short Sales. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker's benefit at the Fund's custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).

Foreign Securities

Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency the Euro, to become member states of EMU. On January 1, 2002, the number of member states increased to 12 when Greece also adopted the Euro as its sole currency. Additional countries are likely to join the Euro-zone in the future, including some of the 10 countries (largely emerging economies of Eastern Europe) that joined the European Union on May 1, 2004. EMU may create new economic opportunities for investors, such as lower interest rates, increased cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for monetary policy and setting the official interest rate within the Euro zone. Investors in EMU-participating countries are subject to unique risks and uncertainties, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of diverse and changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

Investment In Emerging Markets. The Funds may invest in emerging markets stocks and in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

Depositary Receipts. A Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

Debt Securities

To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund's shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.


US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase  Agreements.  The Funds  may  enter  into  repurchase  agreements.  A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, RIMCo will monitor the Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in "Illiquid Securities", a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

Corporate Securities. The Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer's equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer's equity securities, which have similar characteristics. See "Equity Securities" above for a fuller description of convertible securities.


Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

         General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

         Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

         Industrial Development Bonds - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

         Tax Anticipation Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

         Bond Anticipation Notes - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

         Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

         Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

         Pre-Refunded Municipal Bonds - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

         Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

         Variable Rate Demand Notes - are long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon seven-day notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer.

         Tax Free Participation Certificates - are tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

         A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

         The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

Floating Rate Notes. Floating rate notes are debt securities with coupons that are reset periodically against a benchmark rate, such as the Fed Funds Rate or the Prime Bank Rate. They offer the possibility of higher coupon payments in a rising interest rate environment. Floating rate notes are issued by corporations or agencies such as the Federal Home Loan Bank, Fannie Mae and Freddie Mac. They may have additional features, for example, maximum or minimum coupons, or may change to a fixed rate in the future.

Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Asset-Backed Commercial Paper. Asset-backed commercial paper is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage-Related   And   Other   Asset-Backed    Securities.    The   forms   of
mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

Loans and Other Direct Indebtedness. The Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Other Financial Instruments Including Derivatives

Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.

Options And Futures. The Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that RIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by RIMCo the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500(R)) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500(R); the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund's investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to- market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxes."

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Foreign Currency Futures  Contracts.  The Funds are also permitted to enter into
foreign  currency   futures   contracts  in  accordance  with  their  investment
objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Index Swap Agreements. The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund's investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefore or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.


                                      TAXES


Distributions of Net Investment Income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

If you are an individual investor, a portion of the dividends you receive from the Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. The Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.

Distributions of Capital Gain. The Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by the Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

The Fund may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of the Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. The Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

US Government Securities. The income earned on certain US government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by the Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If the Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities. The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-US Investors. Non-US investors may be subject to US withholding and estate taxes, and are subject to special US tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and capital gains. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of "US real property interests," which the Code defines to include direct holdings of US real property and interests (other than solely as a creditor) in "US real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to non-US investors and will require such investors to file US income tax returns. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding. By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien). The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years through 2010.


                            MONEY MANAGER INFORMATION

                               GLOBAL EQUITY FUND

          Altrinsic Global Advisors, LLC is a U.S. Limited Liability Company owned by John Hock.

         ClariVest Asset Management, LLC, is a U.S. limited liability company which is indirectly controlled by Stacey Nutt, Jeffrey D. Lovell and James E. Minnick through their ownership of 25% or more of the voting shares of various limited liability companies and partnerships within the corporate structure of ClariVest.

         T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

         MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

              Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

              A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

              Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

              Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

              Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         STANDARD & POOR'S RATINGS GROUP ("S&P"):

              AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

              AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

              A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

              BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

              BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

              B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

              CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

              CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

              C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

              D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

              Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

         MOODY'S:

              Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

         Symbols used are as follows:

              MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

              MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

              MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

              SG  --  This  designation   denotes  speculative   quality.   Debt
         instruments in this category lack margins of protection.

         S&P:

              A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

              Note rating symbols are as follows:

              SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

              SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

              SP-3 -- Speculative capacity to pay principal and interest.


COMMERCIAL PAPER RATINGS.

              Moody's:

              Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in will-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

              Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

              Issuers rated Not Prime do not fall within any of the Prime rating categories.

              WR - Withdrawn

              S&P:

              A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

              A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

              A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

              B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

              C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

              D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

              N.R.  -  An issuer designated N.R. is not rated.

              Fitch Investors Service, Inc.:

              Short Term Credit Ratings

              F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

              F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

              F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

              B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

              C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

              D - Default. Denotes actual or imminent payment default.

              Notes to Short-Term Ratings:

              "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

              Long Term Credit Ratings

              Investment Grade

              AAA
              Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

              AA
              Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

              A
              High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

              BBB
              Good  credit  quality.   'BBB'  ratings  indicate  that  there  is
              currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

              Speculative Grade

              BB
              Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

              B
              Highly speculative. For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

              CCC

              For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'R2' (superior), or 'R3' (good) or 'R4' (average).

              CC

              For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

              C

              For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

              RD
              Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

              D
              Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

                  - failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.


         Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

         Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

         Default is  determined  by reference  to the terms of the  obligations'
         documentation.   Fitch  will  assign  default   ratings  where  it  has
         reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

         Notes to Long-Term ratings:

         The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

                              FINANCIAL STATEMENTS

The annual financial statements of the Fund are not yet available because it is a new fund.

                                                  RUSSELL INVESTMENT
                                                  COMPANY*
                                                  File No. 2-71299 and 811-03153
                                                  1933 Act Post-Effective
                                                  Amendment No. 94
                                                  1940 Act Amendment No. 97

                                     PART C
                                OTHER INFORMATION


Item 23.      Exhibits

(a)           1.1  Amended and Restated Master Trust Agreement dated August 19,
                    2002 (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

               1.2 Amendment No. 1 to Amended and Restated Master Trust Agreement dated October 8, 2002 (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

               1.3 Amendment No. 2 to Amended and Restated Master Trust Agreement dated November 25, 2002 (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

               1.4 Amendment No. 3 to Amended and Restated Master Trust Agreement dated May 20, 2003 (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)

               1.5 Amendment No. 4 to Amended and Restated Master Trust Agreement dated May 25, 2004 (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004)

               1.6 Amendment No. 5 to Amended and Restated Master Trust Agreement dated August 24, 2004 (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004)

               1.7 Amendment No. 6 to Amended and Restated Master Trust Agreement dated February 23, 2005 (incorporated by reference to Post-Effective Amendment No. 78 dated April 19, 2005)

               1.8 Amendment No. 7 to Amended and Restated Master Trust Agreement dated May 17, 2005 (incorporated by reference to Post-Effective Amendment No. 80 dated June 29, 2005)


               * On July 1, 2006 Frank Russell Investment Company ("FRIC") changed its name to Russell Investment Company ("RIC")



               1.9 Amendment No. 8 to Amended and Restated Master Trust Agreement dated August 23, 2005 (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

               1.10 Amendment  No.  9  to  Amended  and  Restated  Master  Trust
                    Agreement dated November 15, 2005 (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

               1.11 Amendment  No.  10 to  Amended  and  Restated  Master  Trust
                    Agreement dated November 15, 2005 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

               1.12 Amendment  No.  11 to  Amended  and  Restated  Master  Trust
                    Agreement dated November 15, 2005 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

               1.13 Form of  Amendment  No. 12 to Amended  and  Restated  Master
                    Trust Agreement dated November 15, 2005 (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

(b)            1.1  Amended  By-Laws of Frank Russell  Investment  Company dated
                    August 23, 2005 (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

(c)            1.1  Form of  Shares of  Beneficial  Interest  for the  Equity I,
                    Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

               1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

               1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

               1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item
                    24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d)            1.1  Advisory Agreement with Frank Russell Investment  Management
                    Company dated January 1, 1999  (incorporated by reference to
                    Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999)

               1.2  Form  of  Letter   Agreement   adding   Tax-Managed   Equity
                    Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

               1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 49 dated October 30, 2000)

               1.4 Form of Letter Agreement adding the Russell Multi-Manager Principal Protected Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

               1.5 Form of Letter Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004)

               1.6 Amendment to Advisory Agreement dated January 1, 2005 (incorporated by reference to Post-Effective Amendment No. 83 dated February 28, 2006)

               1.7 Amendment to the Advisory Agreement dated May 1, 2006 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

               1.8 Form of Letter Agreement adding the 2007 Retirement Distribution Fund, 2007 Accelerated Distribution Fund and 2007 Extended Distribution Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               1.9  Form of Letter  Agreement  adding the Global  Equity Fund to
                    the  Advisory   Agreement   (incorporated  by  Reference  to
                    Post-Effective Amendment No. 86 dated November 13, 2006)

               2.1  Service  Agreement  with  Frank  Russell  Company  and Frank
                    Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24,
                    1998)

               2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24,
                    1998)

               2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment
                    Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

               2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

               3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 46 dated April 27,
                    2000)

               3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

               3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

               3.4 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

               3.5 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to
                    Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

               3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

               3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to
                    Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

               3.8 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2,
                    1999)

               3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

               3.10 Form of Letter Agreement to the Yield  Calculation  Services
                    Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 49 dated October 30, 2000)

               3.11 Form of Letter Agreement to the Yield  Calculation  Services
                    Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference to Post-Effective Amendment No. 56 dated March 1,
                    2002)

               3.12 Form of Letter Agreement to the Yield  Calculation  Services
                    Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

               3.13 Form of Letter Agreement to the Yield  Calculation  Services
                    Agreement adding Class A to the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Money Market Funds (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003)

               3.14 Form of Amended  and  Restated  Yield  Calculation  Services
                    Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

               3.15 Form of Letter  Agreement to the Amended and Restated  Yield
                    Calculation Services Agreement with State Street Bank and Trust Company adding the 2007 Retirement Distribution Fund, 2007 Accelerated Distribution Fund and 2007 Extended
                    Distribution Fund (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               4.1 Form of Portfolio Management Contract with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

               5.1 Amended and Restated Administrative Agreement with Frank Russell Investment Management Company dated May 25, 2004 (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

               5.2 Letter Agreement to the Administrative Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

               5.3 Form of Letter Agreement to the Administrative Agreement adding the 2007 Retirement Distribution Fund, 2007 Accelerated Distribution Fund and 2007 Extended Distribution Fund (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               5.4 Form of Letter Agreement to the Administrative Agreement adding the Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

(e)            1.1  Distribution Agreement with Russell Fund Distributors,  Inc.
                    dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

               1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors, Inc. adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18, 1999)

               1.3  Form  of  Letter   Agreement   adding   Tax-Managed   Equity
                    Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

               1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

               1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 49 dated October 30, 2000)

               1.6 Form of Letter Agreement to the Distribution Agreement adding Class I and Class Y Shares to the Real Estate Securities and Short Term Bond Funds (incorporated by reference to Post-Effective Amendment No. 56 dated March 1,
                    2002)

               1.7 Form of Letter Agreement to the Distribution Agreement adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

               1.8 Form of Letter Agreement to the Distribution Agreement adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004)

               1.9 Form of Letter Agreement to the Distribution Agreement adding A and C Shares to the 2010 Strategy Fund, 2020
                    Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 78 dated April 19, 2005)

               1.10 Form  of  Letter  Agreement  to the  Distribution  Agreement
                    adding R1 and R2 Shares and redesignating D Shares as R3 Shares to the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Aggressive Strategy Fund, Equity Aggressive Strategy Fund, 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

               1.11 Form  of  Letter  Agreement  to the  Distribution  Agreement
                    adding the 2007 Retirement Distribution Fund, 2007 Accelerated Distribution Fund and 2007 Extended Distribution (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               1.12 Form  of  Letter  Agreement  to the  Distribution  Agreement
                    adding the Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

(f)            1.1  Bonus or Profit Sharing Plans (none)

(g)            1.1  Custodian  Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section
                    3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

               1.10 Amendment  to the  Custodian  Contract  dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1,
                    1996)

               1.11 Amendment  to the  Custodian  Contract  dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

               1.12 Amendment  to the  Custodian  Contract  dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

               1.13 Amendment to the Custodian  Contract  dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

               1.14 Form of  Amendment  to the  Custodian  Contract  with  State
                    Street  Bank and Trust  Company  adding  Tax-Managed  Equity
                    Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to
                    Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

               1.15 Form of  Amendment  to the  Custodian  Contract  with  State
                    Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference to Post-Effective Amendment No. 49 dated October 30, 2000)

               1.16 Amendment  to  Custodian  Contract  between  FRIC and  State
                    Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference to Post-Effective Amendment No. 53 dated October 10, 2001)

               1.17 Form of Amendment to Custodian Contract between FRIC and the custodian adding the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

               1.18 Form of Amendment to Custodian Contract between FRIC and the custodian adding the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004)

               1.19 Custodian Contract Fee Schedule dated as of February 1, 2004
                    (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

               1.20 Amendment  to the  Custodian  Contract  between  RIC and the custodian dated January 20, 2006 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

               1.21 Form of Amendment to Custodian  Contract between RIC and the custodian adding the 2007 Retirement Distribution Fund, 2007 Accelerated Distribution Fund and 2007 Extended Distribution Fund (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               1.22 Form of Amendment to Custodian  Contract between RIC and the custodian adding the Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               1.23 Custodian Contract Fee Schedule dated as of February 1, 2006
                    (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)

(h)            1.1  Transfer  Agency and  Service  Agreement  dated July 1, 2005 with Frank Russell Investment Company and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

               1.2 Form of Letter Agreement and Amended Schedule 2.1 to the Transfer Agency and Service Agreement adding R1 and R2 Shares and redesignating D Shares as R3 Shares to the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Aggressive Strategy Fund, Equity Aggressive Strategy Fund, 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)

               1.3 Form of Letter Agreement to the Transfer Agency and Service Agreement adding the 2007 Retirement Distribution Fund, 2007 Accelerated Distribution Fund and 2007 Extended Distribution Fund (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               1.4 Form of Letter Agreement to the Transfer Agency and Service Agreement adding the Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24,
                    1998)

               2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

               3.1 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference to Post-Effective Amendment No. 83 dated February 28, 2006)

               3.2 Form of Expense Limitation Agreement regarding fee waivers for the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 64 dated January 15, 2003)

               3.3  Form  of  Letter   Agreements   regarding   fee   waivers  &
                    reimbursements (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)


               4.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)

               4.2 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference to Post-Effective Amendment No. 53 dated October 10, 2001)

               4.3 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 56 dated March 1, 2002)

               4.4 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 64 dated January 15, 2003)

               4.5  Form of Fourth  Amendment  to Credit  Agreement  dated as of
                    December   24,   2003    (incorporated   by   reference   to
                    Post-Effective Amendment No. 69 dated March 1, 2004)

               4.6 Fifth Amendment to Credit Agreement dated as of December 22, 2004 (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

               4.7 Form of Sixth Amendment to Credit Agreement dated as of March 1, 2005 (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)

               4.8  Seventh  Amendment to Credit  Agreement dated as of December
                    21,  2005   (incorporated  by  reference  to  Post-Effective
                    Amendment No. 83 dated February 28, 2006)

               4.9 Eighth Amendment to Credit Agreement dated as of May 23, 2006 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)

               5.1 Form of Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               5.2 Form of Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

               7.1  Second Amended and Restated Joint Insurance  Agreement dated
                    November   29,   2006    (incorporated   by   reference   to
                    Post-Effective Amendment No. 89 dated December 8, 2006)

(i)            1.1  Opinion and Consent of Counsel (filed herewith)

(j)            1.1  Other Opinions - None

(k)            1.1  Financial Statements omitted from Item 22 (none)

(l)            1.1  Agreement  dated October 5, 1981 related to Initial  Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(m)            1.1  Form  of  Rule  12b-1  Distribution  Plan  (incorporated  by reference to Post-Effective Amendment No. 86 dated November 13, 2006)

               1.2  Form  of  Rule  12b-1  Distribution  Plan  for  the  Russell
                    Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002)

(n)            1.1  Form  of  Multiple   Class  Plan   Pursuant  to  Rule  18f-3
                    (incorporated by reference to  Post-Effective  Amendment No.
                    86 dated November 13, 2006)

(p) Codes of Ethics of the following information advisors and sub-advisors:

               1.1  AEW Capital Management,  L.P.  (incorporated by reference to
                    Post-Effective Amendment No. 81 dated December 7, 2005)
               1.2  AQR Capital  Management,  LLC  (incorporated by reference to
                    Post-Effective Amendment No. 81 dated December 7, 2005)
               1.3  AllianceBernstein   L.P.   (incorporated   by  reference  to
                    Post-Effective Amendment No. 89 dated December 8, 2006)
               1.4  Altrinsic Global Advisors, LLC (filed herewith)
               1.5  Ark Asset Management Co., Inc. (incorporated by reference to
                    Post-Effective Amendment No. 89 dated December 8, 2006)
               1.6  Aronson+Johnson+Ortiz,  LP  (incorporated  by  reference  to
                    Post-Effective Amendment No. 89 dated December 8, 2006)
               1.7  Arrowstreet  Capital,  Limited Partnership  (incorporated by reference to Post-Effective  Amendment No. 69 dated March 1,
                    2004)
               1.8 Axiom International Investors LLC (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003)
               1.9 Barclays Global Fund Advisors N.A. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27,
                    2000)
               1.10 Bear  Stearns  Asset   Management  Inc.   (incorporated   by
                    reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.11 BlackRock Financial Management (incorporated by reference to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.12 The  Boston  Company  Asset   Management   (incorporated  by
                    reference to Post-Effective Amendment No. 46 dated April 27,
                    2000)
               1.13 Brandywine Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 62 dated December 16, 2002)
               1.14 Capital  International,  Inc.  (incorporated by reference to
                    Post-Effective Amendment No. 69 dated March 1, 2004)
               1.15 CapitalWorks   International   Partners   (incorporated   by
                    reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.16 Chartwell Investment Partners  (incorporated by reference to
                    Post-Effective Amendment No. 77 dated February 28, 2005)
               1.17 ClariVest Asset Management LLC (incorporated by reference to
                    Post-Effective Amendment No. 89 dated December 8, 2006)
               1.18 Cohen & Steers  (incorporated by reference to Post-Effective
                    Amendment No. 46 dated April 27, 2000)
               1.19 David J. Greene & Company,  LLC  (incorporated  by reference from Post-Effective Amendment No. 48 dated October 19, 2000)
               1.20 Delaware  International  Advisors  Limited  (incorporated by reference to Post-Effective Amendment No. 46 dated April 27,
                    2000)
               1.21 Delaware  Management  Company  (incorporated by reference to
                    Post-Effective Amendment No. 89 dated December 8, 2006)
               1.22 Delphi  Management,   Inc.  (incorporated  by  reference  to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.23 DePrince,  Race & Zollo, Inc.  (incorporated by reference to
                    Post-Effective Amendment No. 62 dated December 16, 2002)
               1.24 Driehaus Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)
               1.25 Equinox Capital Management,  Inc. (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)
               1.26 Fidelity International Limited (incorporated by reference to
                    Post-Effective Amendment No. 52 dated March 1, 2001)
               1.27 Fidelity   Management   and   Research   Company   (Amended)
                    (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.28 Foreign & Colonial Emerging Markets Limited (incorporated by reference to Post-Effective Amendment No. 46 dated April 27,
                    2000)
               1.29 Franklin Portfolio Associates LLC (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.30 Fuller & Thaler  Asset  Management,  Inc.  (incorporated  by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.31 Geewax,  Terker &  Company  (incorporated  by  reference  to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.32 Genesis Asset Managers,  Ltd.  (incorporated by reference to
                    Post-Effective Amendment No. 89 dated December 8, 2006)
               1.33 GlobeFlex  Capital,  L.P.   (incorporated  by  reference  to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.34 Goldman Sachs Asset Management (incorporated by reference to
                    Post-Effective Amendment No. 62 dated December 16, 2002)
               1.35 Gould Investment  Partners LLC (incorporated by reference to
                    Post-Effective Amendment No. 73 dated December 3, 2004)
               1.36 Harding, Loevner Management, L.P. (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006)
               1.37 Heitman  Real  Estate   Securities  LLC   (incorporated   by
                    reference to Post-Effective Amendment No. 77 dated February 28, 2005)
               1.38 Institutional Capital Corporation (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.39 Iridian Asset  Management LLC  (incorporated by reference to
                    Post-Effective Amendment No. 50 dated January 12, 2001)
               1.40 INVESCO Realty Advisors, a division of INVESCO Institutional
                    (N.A.), Inc. (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.41 Jacobs  Levy  Equity  Management,   Inc.   (incorporated  by
                    reference to Post-Effective Amendment No. 89 dated December 8, 2006)
               1.42 J.P. Morgan  Investment  Management,  Inc.  (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.43 Kayne   Anderson   Rudnick   Investment   Management,    LLC
                    (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)
               1.44 Lazard  Asset  Management   (incorporated  by  reference  to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.45 Lehman  Brothers  Asset  Management  LLC   (incorporated  by
                    reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.46 John A. Levin & Co.,  Inc.  (incorporated  by  reference  to
                    Post-Effective Amendment No. 69 dated March 1, 2004)
               1.47 Lincoln    Capital   Fixed   Income    Management    Company
                    (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
               1.48 Lord,   Abbett   &Co.    (incorporated   by   reference   to
                    Post-Effective Amendment No. 61 dated December 16, 2002)
               1.49 Marsico Capital  Management,  LLC (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.50 Marvin & Palmer Associates,  Inc. (Amended) (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)
               1.51 Mastholm Asset Management, LLC (incorporated by reference to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.52 Merganser  Capital  Management LP (incorporated by reference to Post-Effective Amendment No. 50 dated January 12, 2001)
               1.53 MFS Institutional  Advisors, Inc. (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.54 Miller,  Anderson & Sherrerd, LLP (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)
               1.55 Mondrian  Investment   Partners  Limited   (incorporated  by
                    reference to Post-Effective Amendment No 83. dated February 28, 2006)
               1.56 Montag  &  Caldwell,  Inc.  (incorporated  by  reference  to
                    Post-Effective Amendment No. 62 dated December 16, 2002)
               1.57 Montgomery Asset  Management LLC  (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)
               1.58 Morgan Stanley Investments, LP (incorporated by reference to
                    Post-Effective Amendment No. 69 dated March 1, 2004)
               1.59 Netols Asset Management,  Inc. (incorporated by reference to
                    Post-Effective Amendment No. 73 dated December 3, 2004)
               1.60 Neuberger Berman  Management Inc  (incorporated by reference to Post-Effective Amendment No. 78 dated April 19, 2005)
               1.61 Nicholas-Applegate  Capital  Management LLC (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)
               1.62 Oechsle   International   Advisors,   LLC  (incorporated  by
                    reference to Post-Effective Amendment No. 46 dated April 27,
                    2000)
               1.63 Pacific  Investment   Management  Company  (incorporated  by
                    reference to Post-Effective Amendment No. 89 dated December 8, 2006)
               1.64 Palisades   Investment   Partners,   LLC   (incorporated  by
                    reference to Post-Effective Amendment No. 84 dated August 24, 2006)
               1.65 PanAgora Asset Management,  Inc.  (incorporated by reference to Post-Effective Amendment No. 84. dated August 24, 2006)
               1.66 Parametric Portfolio  Associates  (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005)
               1.67 Peachtree  Asset  Management  (incorporated  by reference to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.68 Roxbury Capital  Management,  LLC (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004)
               1.69 RREEF   America   L.L.C.   (incorporated   by  reference  to
                    Post-Effective Amendment No. 81 dated December 7, 2005)
               1.70 Russell  Investment  Group  (incorporated  by  reference  to
                    Post-Effective Amendment No. 89 dated December 8, 2006)
               1.71 Sands Capital Management, Inc. (incorporated by reference to
                    Post-Effective Amendment No. 81 dated December 7, 2005)
               1.72 Schneider Capital  Management  Corporation  (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)
               1.73 Schroders   Capital   Management    International    Limited
                    (incorporated by reference to Post-Effective Amendment No. 55 dated December 21, 2001)
               1.74 Security    Capital   Global   Capital    Management   Group
                    (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)
               1.75 Sirach Capital Management,  Inc.  (incorporated by reference to Post-Effective Amendment No. 56 dated March 1, 2002)
               1.76 Standish Mellon Asset Management  Company LLC  (incorporated by reference to Post-Effective Amendment No. 56 dated March 1, 2002)
               1.77 STW Fixed Income Management Ltd.  (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)
               1.78 Strong  Capital  Management  (incorporated  by  reference to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.79 Suffolk Capital  Management Ltd.  (incorporated by reference to Post-Effective Amendment No. 46 dated April 27, 2000)
               1.80 Sustainable  Growth Advisers,  LP (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006)
               1.81 Systematic  Financial  Management,   L.P.  (incorporated  by
                    reference to Post-Effective Amendment No. 50 dated January 12, 2001)
               1.82 TCW Asset  Management  Co.  (incorporated  by  reference  to
                    Post-Effective Amendment No. 50 dated January 12, 2001)
               1.83 TimesSquare  Capital  Management,   Inc.   (incorporated  by
                    reference to Post-Effective Amendment No. 47 dated October 19, 2000)
               1.84 Transamerica  Investment  Management,  LLC  (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)
               1.85 T. Rowe Price  Group,  Inc.  (incorporated  by  reference to
                    Post-Effective Amendment No. 81 dated December 7, 2005)
               1.86 Turner  Investment  Partners  (incorporated  by reference to
                    Post-Effective Amendment No. 81 dated December 7, 2005)
               1.87 Tyee  Capital  Management   (incorporated  by  reference  to
                    Post-Effective Amendment No. 80 dated June 29, 2005)
               1.88 Weiss,  Peck & Greer,  L.L.C.  (incorporated by reference to
                    Post-Effective Amendment No. 46 dated April 27, 2000)
               1.89 Wellington   Management   Company,   LLP   (incorporated  by
                    reference to Post-Effective Amendment No. 78 dated April 19,
                    2005)
               1.90 Wells  Capital  Management  Incorporated   (incorporated  by
                    reference to Post-Effective Amendment No. 77 dated February 28, 2005)
               1.91 Westcap    Investors    (incorporated    by   reference   to
                    Post-Effective Amendment No. 77 dated February 28, 2005)
               1.92 Western Asset Management Company  (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005)
               1.93 Westpeak   Investment   Advisors,   L.P.   (incorporated  by
                    reference to Post-Effective Amendment No. 46 dated April 27,
                    2000)

Item 24.       Persons Controlled by or Under Common Control with Registrant
               None

Item 25. Indemnification (incorporated by reference from Post-Effective Amendment No. 51 dated January 31, 2001)

Item 26.       Business and Other Connections of Investment Advisor

               See Registrant's prospectus sections "Management of the Funds" and "The Money Managers," and the Statement of Additional
               Information sections "Structure and Governance--Trustees and Officers," and "Operation of RIC."

Item 27.       Principal Underwriters
               (a)  Russell Investment Funds
               (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address in each case is 909 A Street, Tacoma, Washington 98402, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

                      Positions and                   Position and
                      Offices with                    Offices with
 Name                 Registrant                      Underwriter
 -------------------------------------------------------------------------------


 Carla L. Anderson    None                            Assistant Secretary
 Elisa Enns           None                            Controller
 J. David Griswold    None                            Assistant Secretary and
                                                      Associate General Counsel
 Thomas F. Hanly      Chief Investment Officer        Director
 Gregory J. Lyons     Assistant Secretary             Director and Secretary
 Mary Beth Rhoden     Assistant Secretary             Assistant Secretary
 Greg J. Stark        President and Chief Executive   President, Chief Executive
                      Officer                         Officer and Chairman
 Mark E. Swanson      Treasurer, Chief Accounting     Director
                      Officer and CFO
 Douglas Whittle      None                            Chief Compliance and
                                                      Anti-Money Laundering
                                                      Officer
 Melodie B. Zakaluk   Managing Director of U.S.       Treasurer
                      Operations

             (c)     Inapplicable.

Item 28.     Location of Accounts and Records
             All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:
             RIC                                  RIMCo
             Russell Investment Company           Russell Investment
             909 A Street                           Management Company
             Tacoma, Washington 98402             909 A Street
                                                  Tacoma, Washington 98402

             SS                                   MM
             State Street Bank & Trust Company    Money Managers
             Josiah Quincy Building                 See, Prospectus Section
             200 Newport Avenue                     "Money Manager Information"
             North Quincy, Massachusetts 02171      for Names and Addresses

               Rule 31a-1
               (a) Records forming basis for financial statements - at principal offices of SS, RIC, RIMCo, and MM for each entity
               (b)              RIC Records:
                        (1)         SS - Journals, etc.
                        (2)         SS - Ledgers, etc.
                        (3)         Inapplicable
                        (4)         RIC - Corporate charter, etc.
                        (5)         MM - Brokerage orders
                        (6)         MM - Other portfolio purchase orders
                        (7)         SS - Contractual commitments
                        (8)         SS and RIC - Trial balances
                        (9)         MM - Reasons for brokerage allocations
                       (10)         MM - Persons authorizing purchases and sales
                       (11)         RIC and MM - Files of advisory material
                       (12)         ---
               (c)              Inapplicable
               (d) RIMCo - Broker-dealer records, to the extent applicable (e) Inapplicable (f) RIMCo and MM - Investment adviser records

Item 29.       Management Services
               None except as described in Parts A and B.

Item 30.       Undertakings
               None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 94 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 15th day of February, 2007.

                                               RUSSELL INVESTMENT COMPANY
                                                        Registrant

                                               By:               *
                                                   -----------------------------
                                                       Greg J. Stark, President
/s/ Mary  Beth Rhoden
_____________________
* By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 15, 2007.

Signatures                                 Signatures


                  *                                          *
------------------------------------       -----------------------------------
Greg J. Stark, President and               Mark E. Swanson, Treasurer, in his
Chief Executive Officer                    capacity as Chief Accounting Officer

                  *                                          *
------------------------------------       -----------------------------------
Thaddas L. Alston, Trustee                 Kristianne Blake, Trustee


                  *                                          *
------------------------------------       -----------------------------------
Daniel P. Connealy, Trustee                Jonathan Fine, Trustee


                  *                                          *
------------------------------------       -----------------------------------
Raymond P. Tennison, Jr., Trustee          Jack R. Thompson, Trustee


                  *
------------------------------------
Julie W. Weston, Trustee


/s/ Mary Beth Rhoden
____________________
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 91 to Registration Statement Nos. 2-71299 and 811-3153, filed on February 5, 2007.

                           RUSSELL INVESTMENT COMPANY

                                FILE NO. 2-71299
                               FILE NO. 811-03153


                                    EXHIBITS

                            Listed in Part C, Item 23
                       To Post-Effective Amendment No. 94
                              and Amendment No. 97
                                       to
                       Registration Statement on Form N-1A
                                      Under
                             Securities Act of 1933
                                       and
                         Investment Company Act of 1940

EXHIBIT INDEX

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                     Name of Exhibit                           Exhibit Number

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-------------------------------------------------------------- -----------------
Opinion and Consent of Counsel                                         (i) 1.1
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Altrinsic Global Advisors, LLC Code of Ethics                          (p) 1.4
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